FIDELITY


(REGISTERED TRADEMARK)
BLUE CHIP GROWTH
FUND
SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   20   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  24   Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 6   PAST 1   PAST 5    LIFE OF
                                  MONTHS   YEAR     YEARS     FUND

Fidelity Blue Chip Growth         22.12%   20.44%   134.97%   426.13%

Fidelity Blue Chip Growth         18.46%   16.83%   127.92%   410.34%
 (incl. 3% sales charge)

S&P 500(registered trademark)     24.15%   26.34%   119.87%   317.60%

Growth Funds Average              20.94%   22.74%   95.27%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on December 31, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 761 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

Fidelity Blue Chip Growth         20.44%   18.63%   20.03%

Fidelity Blue Chip Growth         16.83%   17.91%   19.62%
 (incl. 3% sales charge)

S&P 500                           26.34%   17.06%   17.02%

Growth Funds Average              22.74%   14.04%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970212 090220 S00000000000001
             Blue Chip Growth            SP Standard & Poor 500
             00312                       SP001
  1987/12/31       9700.00                    10000.00
  1988/01/31       9767.90                    10389.22
  1988/02/29      10185.00                    10873.35
  1988/03/31       9816.40                    10537.37
  1988/04/30       9797.00                    10654.33
  1988/05/31       9797.00                    10747.03
  1988/06/30      10359.60                    11240.31
  1988/07/31      10155.90                    11197.60
  1988/08/31       9729.10                    10816.88
  1988/09/30      10165.60                    11277.68
  1988/10/31      10146.20                    11591.20
  1988/11/30       9961.90                    11425.45
  1988/12/31      10272.95                    11625.39
  1989/01/31      11031.75                    12476.37
  1989/02/28      10700.99                    12165.71
  1989/03/31      10953.92                    12449.17
  1989/04/30      11702.99                    13095.28
  1989/05/31      12461.79                    13625.64
  1989/06/30      12024.02                    13547.98
  1989/07/31      13191.40                    14771.36
  1989/08/31      13512.43                    15060.88
  1989/09/30      13846.77                    14999.13
  1989/10/31      13640.69                    14651.15
  1989/11/30      13876.21                    14950.03
  1989/12/31      13995.40                    15308.83
  1990/01/31      12823.32                    14281.61
  1990/02/28      13170.98                    14465.84
  1990/03/31      13826.54                    14849.19
  1990/04/30      13697.42                    14477.96
  1990/05/31      15246.94                    15889.56
  1990/06/30      15594.59                    15781.51
  1990/07/31      15227.08                    15731.01
  1990/08/31      13915.94                    14308.92
  1990/09/30      13258.58                    13612.08
  1990/10/31      13178.88                    13553.55
  1990/11/30      14015.64                    14429.11
  1990/12/31      14485.44                    14831.68
  1991/01/31      15619.78                    15478.34
  1991/02/28      16824.39                    16585.04
  1991/03/31      17667.62                    16986.40
  1991/04/30      17476.89                    17027.17
  1991/05/31      18400.43                    17762.74
  1991/06/30      17476.89                    16949.21
  1991/07/31      19012.77                    17739.04
  1991/08/31      19845.96                    18159.45
  1991/09/30      19534.98                    17856.19
  1991/10/31      19926.88                    18095.46
  1991/11/30      19504.83                    17366.22
  1991/12/31      22424.76                    19352.91
  1992/01/31      21719.26                    18992.95
  1992/02/29      21820.04                    19239.86
  1992/03/31      21225.41                    18864.68
  1992/04/30      21507.61                    19419.30
  1992/05/31      21951.06                    19514.46
  1992/06/30      21316.12                    19223.69
  1992/07/31      22192.95                    20009.94
  1992/08/31      21961.14                    19599.74
  1992/09/30      22252.76                    19831.01
  1992/10/31      22561.69                    19900.42
  1992/11/30      23745.89                    20579.03
  1992/12/31      23808.73                    20832.15
  1993/01/31      23860.87                    21007.14
  1993/02/28      23704.44                    21292.83
  1993/03/31      24851.60                    21742.11
  1993/04/30      25247.89                    21215.95
  1993/05/31      26572.33                    21784.54
  1993/06/30      26822.62                    21847.72
  1993/07/31      26822.62                    21760.33
  1993/08/31      28491.21                    22585.04
  1993/09/30      29084.11                    22411.14
  1993/10/31      29409.21                    22875.05
  1993/11/30      28515.20                    22657.74
  1993/12/31      29642.54                    22931.89
  1994/01/31      30819.90                    23711.58
  1994/02/28      30844.43                    23068.99
  1994/03/31      29875.56                    22063.19
  1994/04/30      30758.58                    22345.60
  1994/05/31      31151.04                    22712.06
  1994/06/30      30071.79                    22155.62
  1994/07/31      30832.17                    22882.32
  1994/08/31      32500.10                    23820.50
  1994/09/30      32403.56                    23236.89
  1994/10/31      33899.49                    23759.73
  1994/11/30      32131.58                    22894.40
  1994/12/31      32562.32                    23233.92
  1995/01/31      31746.69                    23836.38
  1995/02/28      32800.73                    24765.28
  1995/03/31      34181.02                    25496.10
  1995/04/30      35448.38                    26246.96
  1995/05/31      36238.91                    27296.05
  1995/06/30      38246.61                    27930.14
  1995/07/31      40894.26                    28856.30
  1995/08/31      41320.89                    28928.73
  1995/09/30      41775.91                    30149.53
  1995/10/31      40723.95                    30041.89
  1995/11/30      42130.94                    31360.73
  1995/12/31      41802.28                    31964.74
  1996/01/31      42372.87                    33052.82
  1996/02/29      42033.23                    33359.22
  1996/03/31      42549.48                    33680.47
  1996/04/30      42780.43                    34176.92
  1996/05/31      43649.89                    35058.34
  1996/06/30      43785.75                    35191.91
  1996/07/31      41788.69                    33637.13
  1996/08/31      42875.53                    34346.54
  1996/09/30      45437.41                    36279.56
  1996/10/31      46114.04                    37280.16
  1996/11/30      49453.08                    40098.16
  1996/12/31      48231.04                    39303.82
  1997/01/31      51019.56                    41759.52
IMATRL PRASUN   SHR__CHT 19970131 19970212 090223 R00000000000112

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Blue Chip Growth Fund on December 31, 1987, when the fund started, and the current maximum 3% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $51,034 - a 410.34% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,760 - a 317.60% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with John McDowell, Portfolio Manager of Fidelity Blue Chip Growth Fund
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the six months that ended January 31, 1997, the fund provided a total return of 22.12%. For a sense of how the fund fared relative to its peer group, the growth funds average had a six-month return of 20.94%, according to Lipper Analytical Services. The Standard & Poor's 500 Index had a return of 24.15% over the same time period. For the 12 months that ended January 31, 1997, the fund had a return of 20.44%, while the Lipper group and the S&P 500 had returns of 22.74% and 26.34%, respectively.
Q. CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?
A. Over the past six months, the three best-performing S&P 500 sectors were health care, technology and finance. Fortunately, the fund was well-positioned in these three areas. Many health care companies are benefiting from the successful introductions of new pharmaceutical products, and this is leading to strong corporate earnings growth. Technology stocks rebounded in the second half of the year. A sharp sell-off in the first half of 1996 resulted in attractive valuations for most technology stocks. As personal computer sales continued to post healthy gains in the second half, technology stock valuations improved. While I did add to my technology positions during the summer, given benefit of 20/20 hindsight, I should have bought even more. Financial stocks, particularly money center banks and insurance stocks, benefited from a benign interest rate environment and strong relative earnings growth compared with the typical S&P 500 company.
Q. LARGE-CAPITALIZATION STOCKS - THOSE OF MORE ESTABLISHED, HOUSEHOLD-NAME COMPANIES - RALLIED THROUGHOUT THE PERIOD. WHY DO YOU THINK LARGE CAPS DID WELL, AND HOW DID THIS RALLY AFFECT THE FUND?
A. A relatively small group of very large stocks, including Intel, Merck and Microsoft, posted unusually strong price gains over the past six months. Over time, stock price performance tends to correlate well with corporate earnings growth; however, over the past six months, stock price appreciation has generally been well in excess of earnings gains, particularly among many of the very largest companies in the S&P 500. Since stock gains for these companies were not matched by earnings gains over this period, and since stock valuations were high to begin with, it appears that there is some measure of investor speculation in these stocks. Because of these high valuations, we reduced certain positions in the fund.
Q. HAVE YOU BEEN SURPRISED BY THE STOCK MARKET'S BEHAVIOR?
A. Given the moderate growth in corporate earnings in 1996 and the overall mediocre performance of the bond market, it is surprising that stocks have performed so well. The market appears to be anticipating strong earnings gains and/or significantly lower interest rates over the next couple of years. Additionally, the dollar has been very strong recently. Typically, dollar strength is correlated to stock weakness among U.S.-based multinational corporations, which generate a significant proportion of their earnings overseas. Many multinationals have been among the market's best performers over the past year.
Q. THE MERGER AND ACQUISITION ACTIVITY AMONG CORPORATIONS SEEMED BUSY . . .
A. The economic climate and healthy equity market combined for good merger and acquisition conditions. Companies were making acquisitions and using their richly valued stocks as currency. Since the market considers these deals to be generally profitable to the acquiring company, that company's stock price tends to increase.
Q. WHICH INDIVIDUAL STOCKS CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE? WERE THERE ANY DISAPPOINTMENTS?
A. Within the technology sector, the fund benefited from positions in Linear Technology, Adaptec, Compaq Computer and IBM. Electronic Data Systems was a disappointment from an earnings perspective. In the finance sector, Allstate, Freddie Mac and American Express were strong performers. Health care stocks - particularly pharmaceuticals such as Merck and Bristol-Myers - also performed well. Toys "R" Us and Frontier Corp. were a drag on fund performance because of disappointing earnings growth. There were also numerous examples - Microsoft and Intel, to name two - of companies that posted strong earnings gains and where it would have helped to own more in the fund.
Q. WHAT IS YOUR OUTLOOK?
A. Stock prices have risen sharply over the past two years or so, much faster than underlying earnings growth. Consequently, stock valuations are on the high side. While I cannot identify specific factors which might lead to a significant market correction in the near term, current high stock valuations appear to depend on an acceleration in earnings growth and continuing modest inflation. Fortunately, my investment style does not depend on forecasting changes in the economy or changes in interest rates, but rather on the success of the individual companies in the fund. I will continue to balance the near-term growth prospects of these companies with the risks inherent in their market valuations, selling the most expensive stocks and buying companies expected to show the best improvement in earnings growth.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in common
stocks of well-known and
established companies
FUND NUMBER: 312
TRADING SYMBOL: FBGRX
START DATE: December 31,
1987
SIZE: as of January 31,
1997, more than $10.1 billion
MANAGER: John McDowell,
since 1996; leader, Fidelity
Growth Funds Group;
manager, Fidelity
Management Trust
Company; manager, Fidelity
Large Cap Stock Fund, 1995
to 1996; joined Fidelity in
1985
(checkmark)
JOHN MCDOWELL ON HOW THE
STOCK MARKET RALLY HAS
AFFECTED THE CORPORATE
MINDSET:
"The combination of a
moderately growing economy
and a strong equity market
made for a favorable period
from a corporate finance
standpoint. There were a
couple of forces at work. First,
there was a record amount of
money invested in mutual
funds by individual investors
in 1996. Second, it was a
record period for initial public
offerings (IPOs) and
corporate financing activity in
general. In fact, I believe IPOs
- when a private company
decides to raise capital by
selling its shares to the public
- increased by about 50%
from the previous year. The
reason behind the
acceleration in IPOs can be
traced to investors' demand for
more stock. In this type of bull
market environment,
corporations tend to feel more
comfortable that their stock
offerings will be successful
and are incentivized by their
ability to attract relatively high
stock valuations. In addition
to high levels of IPO activity,
we also saw plenty of mergers
and acquisitions activity.
These are typical
developments in a bull
market such as we've seen."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1997
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE STOCKS
                                                       6 MONTHS AGO

General Electric Co.                    2.8            2.6

Philip Morris Companies, Inc.           2.4            2.6

International Business Machines Corp.   2.2            1.5

Merck & Co., Inc.                       2.0            1.4

Intel Corp.                             1.9            1.0

Federal National Mortgage Association   1.4            1.5

Bristol-Myers Squibb Co.                1.4            1.0

Cisco Systems, Inc.                     1.3            1.1

Procter & Gamble Co.                    1.3            0.8

Allstate Corp.                          1.2            0.9

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1997
              % OF FUND'S    % OF FUND'S
              INVESTMENTS    INVESTMENTS
                             IN THESE MARKET
                             SECTORS
                             6 MONTHS AGO

Technology    18.9           14.6

Health        14.4           13.8

Finance       11.8           11.5

Nondurables   10.1           9.6

Energy        7.8            7.8

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1997 * AS OF JULY 31, 1996 **
Row: 1, Col: 1, Value: 5.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 4, Value: 44.7
Row: 1, Col: 1, Value: 8.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 41.6
Row: 1, Col: 5, Value: 50.0
Stocks 94.7%
Short-term
investments 5.3%

FOREIGN
INVESTMENTS 3.0%
Stocks 91.6%
Short-term
investments 8.4%

FOREIGN
INVESTMENTS 2.9%
*
*
*

INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.0%
AEROSPACE & DEFENSE - 1.8%
Boeing Co.   923,600 $ 98,941
Lockheed Martin Corp.   506,300  46,580
Precision Castparts Corp.   655,300  33,584
  179,105
SHIP BUILDING & REPAIR - 0.2%
General Dynamics Corp.   329,900  23,299
TOTAL AEROSPACE & DEFENSE   202,404
BASIC INDUSTRIES - 3.8%
CHEMICALS & PLASTICS - 2.7%
Air Products & Chemicals, Inc.   712,600  50,862
du Pont (E.I.) de Nemours & Co.   530,500  58,156
Hanna (M.A.) Co.   360,100  7,742
Monsanto Co.   1,839,800  69,683
Praxair, Inc.   1,147,000  53,192
Sealed Air Corp. (a)   391,700  16,745
Union Carbide Corp.   516,900  23,454
  279,834
PACKAGING & CONTAINERS - 0.3%
Owens-Illinois, Inc. (a)  1,315,400  31,241
PAPER & FOREST PRODUCTS - 0.8%
Kimberly-Clark Corp.   796,700  77,678
TOTAL BASIC INDUSTRIES   388,753
CONGLOMERATES - 0.9%
AlliedSignal, Inc.   1,048,300  73,643
Tyco International Ltd.   347,500  19,851
  93,494
CONSTRUCTION & REAL ESTATE - 0.6%
BUILDING MATERIALS - 0.5%
Sherwin-Williams Co.   864,100  47,958
CONSTRUCTION - 0.1%
Lennar Corp.   451,100  12,010
TOTAL CONSTRUCTION & REAL ESTATE   59,968
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 0.5%
AutoZone, Inc. (a)   967,400 $ 20,920
Snap-on Tools Corp.   828,550  30,864
  51,784
CONSUMER ELECTRONICS - 0.3%
Newell Co.   1,056,100  34,851
HOME FURNISHINGS - 0.5%
Leggett & Platt, Inc.   1,524,300  48,968
TEXTILES & APPAREL - 0.4%
NIKE, Inc. Class B  535,600  36,354
TOTAL DURABLES   171,957
ENERGY - 7.8%
ENERGY SERVICES - 2.3%
Baker Hughes, Inc.   377,600  14,726
ENSCO International, Inc. (a)   618,700  34,106
Halliburton Co.   1,391,400  100,703
Schlumberger Ltd.   728,900  80,999
  230,534
OIL & GAS - 5.5%
Amoco Corp.   487,000  42,369
Anadarko Petroleum Corp.   713,000  46,167
Atlantic Richfield Co.   224,600  29,703
British Petroleum PLC:
 Ord.   3,235,602  38,098
  ADR  560,987  79,450
Burlington Resources, Inc.   1,103,800  54,914
Enron Oil & Gas Co.   870,300  20,017
Occidental Petroleum Corp.   860,100  21,932
Phillips Petroleum Co.   930,800  41,072
Royal Dutch Petroleum Co.:
 Ord.   345,200  60,400
  ADR  299,400  51,946
Union Pacific Resources Group, Inc.   804,900  22,839
Unocal Corp.   1,163,674  49,020
  557,927
TOTAL ENERGY   788,461
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 11.8%
BANKS - 3.2%
Bank of New York Co., Inc.   1,379,200 $ 50,513
BankAmerica Corp.   648,800  72,422
Citicorp  771,000  89,725
NationsBank Corp.   1,052,900  113,713
  326,373
CREDIT & OTHER FINANCE - 1.7%
American Express Co.   1,850,943  115,453
Household International, Inc.   584,808  57,969
  173,422
FEDERAL SPONSORED CREDIT - 2.5%
Federal Home Loan Mortgage Corporation  3,519,600  106,468
Federal National Mortgage Association  3,664,000  144,728
  251,196
INSURANCE - 4.0%
Aetna, Inc.   784,450  61,972
Allstate Corp.   1,780,000  117,035
American International Group, Inc.   568,600  68,872
MBIA, Inc.   576,050  55,373
Old Republic International Corp.   861,300  23,147
Provident Companies, Inc.   587,200  28,846
UNUM Corp.   622,000  47,039
  402,284
SECURITIES INDUSTRY - 0.4%
Merrill Lynch & Co., Inc.   528,100  44,492
TOTAL FINANCE   1,197,767
HEALTH - 14.4%
DRUGS & PHARMACEUTICALS - 7.5%
American Home Products Corp.   1,672,300  105,982
Bristol-Myers Squibb Co.   1,088,400  138,227
Genentech, Inc. special (a)  408,500  22,416
Lilly (Eli) & Co.   609,700  53,120
Merck & Co., Inc.   2,223,400  201,774
Pfizer, Inc.   925,500  85,956
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Schering-Plough Corp.   936,900 $ 70,853
SmithKline Beecham PLC ADR  555,000  40,099
Warner-Lambert Co.   570,200  45,901
  764,328
MEDICAL EQUIPMENT & SUPPLIES - 3.6%
Baxter International, Inc.   1,229,900  56,729
Becton, Dickinson & Co.   1,317,600  64,892
Bergen Brunswig Corp. Class A  511,700  15,223
Boston Scientific Corp. (a)   358,600  24,474
Cardinal Health, Inc.   367,550  23,018
Johnson & Johnson  1,558,500  89,809
Medtronic, Inc.   608,800  41,703
Pall Corp.   1,006,100  22,511
St. Jude Medical, Inc. (a)  791,200  29,967
  368,326
MEDICAL FACILITIES MANAGEMENT - 3.3%
Columbia/HCA Healthcare Corp.   2,587,900  102,222
HEALTHSOUTH Rehabilitation Corp.   723,100  31,545
Health Management Associates, Inc. Class A (a)  1,274,200  35,200
Health Care & Retirement Corp. (a)   991,050  25,643
Oxford Health Plans, Inc. (a)   618,000  33,604
PacifiCare Health Systems, Inc. Class B (a)  591,900  47,648
Tenet Healthcare Corp. (a)   2,208,300  59,624
  335,486
TOTAL HEALTH   1,468,140
INDUSTRIAL MACHINERY & EQUIPMENT - 5.6%
ELECTRICAL EQUIPMENT - 3.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA  166,700  16,601
Emerson Electric Co.   420,000  41,475
General Electric Co.   2,743,000  282,529
  340,605
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
Case Corp.   520,500  27,586
Caterpillar, Inc.   745,690  57,884
Ingersoll-Rand Co.   744,000  33,945
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Stanley Works  1,735,700 $ 65,957
Timken Co.   294  15
  185,387
POLLUTION CONTROL - 0.4%
Browning-Ferris Industries, Inc.   1,276,200  41,477
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   567,469
MEDIA & LEISURE - 4.3%
ENTERTAINMENT - 0.7%
Disney (Walt) Co.   885,600  64,870
LODGING & GAMING - 2.3%
HFS, Inc. (a)   1,198,490  83,894
Hilton Hotels Corp.   993,300  28,309
ITT Corp. (a)  785,800  44,889
Marriott International, Inc.   658,830  35,000
Mirage Resorts, Inc. (a)   1,765,600  44,361
  236,453
PUBLISHING - 0.9%
Knight-Ridder, Inc.   959,800  36,832
New York Times Co. (The) Class A  671,000  25,750
Times Mirror Co. Class A  651,900  30,802
  93,384
RESTAURANTS - 0.4%
McDonald's Corp.   952,600  43,343
TOTAL MEDIA & LEISURE   438,050
NONDURABLES - 10.1%
AGRICULTURE - 0.4%
Pioneer Hi-Bred International, Inc.   579,000  39,010
BEVERAGES - 2.0%
Anheuser-Busch Companies, Inc.   805,700  34,242
Coca-Cola Co. (The)  1,416,400  81,974
PepsiCo, Inc.   2,491,800  86,902
  203,118
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - 1.7%
CPC International, Inc.   202,000 $ 15,529
General Mills, Inc.   757,820  51,342
Ralston Purina Co.  741,000  58,261
Sysco Corp.   1,448,600  47,623
  172,755
HOUSEHOLD PRODUCTS - 3.2%
Avon Products, Inc.   580,200  36,408
Clorox Co.   608,900  72,231
First Brands Corp.   708,200  19,121
Gillette Co.   906,300  73,863
Procter & Gamble Co.   1,138,500  131,497
  333,120
TOBACCO - 2.8%
Philip Morris Companies, Inc.   2,063,000  245,239
RJR Nabisco Holdings Corp.   1,140,741  37,359
  282,598
TOTAL NONDURABLES   1,030,601
PRECIOUS METALS - 0.2%
Newmont Mining Corp.   452,400  18,039
RETAIL & WHOLESALE - 6.1%
APPAREL STORES - 0.1%
Gymboree Corp. (a)  511,700  11,769
DRUG STORES - 0.9%
General Nutrition Companies, Inc. (a)  1,153,560  20,908
Rite Aid Corp.   1,773,800  70,952
  91,860
GENERAL MERCHANDISE STORES - 1.3%
Sears, Roebuck & Co.   1,484,600  71,261
Wal-Mart Stores, Inc.   2,777,400  65,963
  137,224
GROCERY STORES - 1.2%
Kroger Co. (The) (a)  1,264,300  60,371
Safeway, Inc. (a)   1,198,100  57,209
  117,580
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 2.6%
Circuit City Stores, Inc.   900,510 $ 31,630
Home Depot, Inc. (The)  827,500  40,961
Lowe's Companies, Inc.   1,419,700  47,028
PETsMART, Inc. (a)   1,606,916  36,557
Staples, Inc. (a)   2,359,300  48,366
Toys "R" Us, Inc. (a)  2,438,600  60,965
  265,507
TOTAL RETAIL & WHOLESALE   623,940
SERVICES - 1.4%
ADVERTISING - 0.6%
Omnicom Group, Inc.   1,187,000  57,718
SERVICES - 0.8%
Block (H&R), Inc.   737,500  21,848
Manpower, Inc.   528,800  16,922
Service Corp. International  1,508,400  43,744
  82,514
TOTAL SERVICES   140,232
TECHNOLOGY - 18.9%
COMMUNICATIONS EQUIPMENT - 3.5%
Ascend Communications, Inc. (a)   989,000  68,859
Aspect Telecommunications Corp.   991,400  30,733
Cisco Systems, Inc. (a)   1,936,600  135,078
Lucent Technologies, Inc.   548,121  29,736
Network General Corp. (a)  756,600  21,374
Pairgain Technologies, Inc.   854,100  34,965
3Com Corp. (a)   487,100  32,697
  353,442
COMPUTER SERVICES & SOFTWARE - 4.7%
Automatic Data Processing, Inc.   1,605,190  66,415
CUC International, Inc. (a)   2,126,050  52,620
Ceridian Corp. (a)   537,241  20,281
Computer Associates International, Inc.   462,700  20,995
Computer Sciences Corp. (a)   508,760  35,995
DST Systems, Inc. (a)  653,300  21,314
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Electronic Data Systems Corp.  709,100 $ 32,619
Equifax, Inc.   446,200  14,055
First Data Corp.   1,055,200  37,987
HBO & Co.   181,400  11,360
Microsoft Corp. (a)   620,100  63,250
Oracle Systems Corp. (a)  1,164,200  45,258
PeopleSoft, Inc. (a)   734,800  40,047
Sabre Group Holdings, Inc. Class A (a)  493,700  13,268
  475,464
COMPUTERS & OFFICE EQUIPMENT - 5.2%
Adaptec, Inc. (a)   2,090,200  91,446
Bay Networks, Inc. (a)   1,725,800  37,536
EMC Corp.   898,600  34,034
Hewlett-Packard Co.   678,000  35,680
International Business Machines Corp.   1,437,700  226,078
Pitney Bowes, Inc.   1,271,000  73,241
Silicon Graphics, Inc. (a)   1,246,200  34,115
  532,130
ELECTRONICS - 4.7%
Intel Corp.   1,211,530  196,571
Linear Technology Corp.   1,842,890  89,841
Maxim Integrated Products, Inc. (a)   989,000  55,631
Motorola, Inc.   1,121,100  76,515
Texas Instruments, Inc.   824,900  64,652
  483,210
PHOTOGRAPHIC EQUIPMENT - 0.8%
Eastman Kodak Co.   957,700  83,080
TOTAL TECHNOLOGY   1,927,326
TRANSPORTATION - 0.2%
RAILROADS - 0.2%
CSX Corp.   431,300  20,918
UTILITIES - 4.9%
CELLULAR - 0.5%
360 Degrees Communications Co. (a)  1,299,500  25,665
Vodafone Group PLC sponsored ADR  506,200  21,767
  47,432
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 4.4%
AT&T Corp.   504,460 $ 19,863
Ameritech Corp.   1,478,200  88,323
BellSouth Corp.   1,000,000  44,375
Cincinnati Bell, Inc.   801,600  49,599
LCI International, Inc. (a)   1,442,500  32,456
MCI Communications Corp.   1,973,100  69,305
SBC Communications, Inc.   1,735,400  95,230
WorldCom, Inc. (a)   1,982,800  49,818
  448,969
TOTAL UTILITIES   496,401
TOTAL COMMON STOCKS
(Cost $7,817,480)   9,633,920
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1,
adj. rate (Cost $5)  2,015  7
CASH EQUIVALENTS - 5.3%
 MATURITY AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.56%, dated
1/31/97 due 2/3/97  $ 4,516  4,514
 SHARES
Taxable Central Cash Fund (b)  535,013,868  535,014
TOTAL CASH EQUIVALENTS
(Cost $539,528)   539,528
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $8,357,013)  $ 10,173,455
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $8,370,752,000. Net unrealized appreciation aggregated $1,802,703,000, of which $1,904,885,000 related to appreciated investment securities and $102,182,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                  $ 10,173,455
agreements of $4,514) (cost $8,357,013) -
See accompanying schedule

Receivable for investments sold                                                            29,120

Receivable for fund shares sold                                                            2,366

Dividends receivable                                                                       9,407

Interest receivable                                                                        2,210

Other receivables                                                                          247

 TOTAL ASSETS                                                                              10,216,805

LIABILITIES

Payable for investments purchased                                              $ 86,142

Payable for fund shares redeemed                                                16,531

Accrued management fee                                                          4,047

Other payables and accrued expenses                                             2,461

 TOTAL LIABILITIES                                                                         109,181

NET ASSETS                                                                                $ 10,107,624

Net Assets consist of:

Paid in capital                                                                           $ 8,191,419

Undistributed net investment income                                                        12,449

Accumulated undistributed net realized gain (loss) on                                      87,323
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                              1,816,433
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 292,254 shares outstanding                                                $ 10,107,624

NET ASSET VALUE and redemption price per share                                             $34.59
($10,107,624 (divided by) 292,254 shares)

Maximum offering price per share (100/97.00 of $34.59)                                     $35.66


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                 $ 61,948
Dividends

Interest                                                                           15,334

 TOTAL INCOME                                                                      77,282

EXPENSES

Management fee                                                       $ 27,920
Basic fee

 Performance adjustment                                               (2,997)

Transfer agent fees                                                   13,039

Accounting fees and expenses                                          415

Non-interested trustees' compensation                                 39

Custodian fees and expenses                                           104

Registration fees                                                     366

Audit                                                                 51

Legal                                                                 23

Miscellaneous                                                         39

 Total expenses before reductions                                     38,999

 Expense reductions                                                   (753)        38,246

NET INVESTMENT INCOME                                                              39,036

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                114,451

 Foreign currency transactions                                        (84)         114,367

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                1,672,383

 Assets and liabilities in foreign currencies                         (7)          1,672,376

NET GAIN (LOSS)                                                                    1,786,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                   $ 1,825,779
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS       YEAR ENDED
                                                          ENDED JANUARY    JULY 31,
                                                          31, 1997         1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 39,036         $ 85,559
Net investment income

 Net realized gain (loss)                                  114,367          964,681

 Change in net unrealized appreciation (depreciation)      1,672,376        (900,783)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,825,779        149,457
FROM OPERATIONS

Distributions to shareholders                              (77,273)         (28,183)
From net investment income

 From net realized gain                                    (604,623)        (542,584)

 TOTAL DISTRIBUTIONS                                       (681,896)        (570,767)

Share transactions                                         1,526,239        4,526,720
Net proceeds from sales of shares

 Reinvestment of distributions                             668,499          555,579

 Cost of shares redeemed                                   (1,410,307)      (2,903,085)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           784,431          2,179,214
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,928,314        1,757,904

NET ASSETS

 Beginning of period                                       8,179,310        6,421,406

 End of period (including undistributed net investment    $ 10,107,624     $ 8,179,310
income of $12,449 and $62,593, respectively)

OTHER INFORMATION
Shares

 Sold                                                      47,520           143,962

 Issued in reinvestment of distributions                   22,655           17,421

 Redeemed                                                  (43,809)         (92,535)

 Net increase (decrease)                                   26,366           68,848


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY 31,
      ENDED JANUARY
      31, 1997

      (UNAUDITED)      1996                   1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 30.76    $ 32.59   $ 25.14   $ 25.72   $ 22.02   $ 18.94
beginning of period

Income from Investment
Operations

 Net investment                 .14 D      .34       .07 D     .12       .10       .09
 income

 Net realized and               6.22       .42       7.96      3.43      4.36      3.07
 unrealized gain (loss)

 Total from investment          6.36       .76       8.03      3.55      4.46      3.16
 operations

Less Distributions

 From net investment            (.28)      (.12)     -         (.01)     (.14)     (.08)
 income

 From net realized              (2.25)     (2.47)    (.58)     (4.12)    (.62)     -
 gain

 Total distributions            (2.53)     (2.59)    (.58)     (4.13)    (.76)     (.08)

Net asset value, end           $ 34.59    $ 30.76   $ 32.59   $ 25.14   $ 25.72   $ 22.02
of period

TOTAL RETURN B, C               22.12%     2.19%     32.64%    14.95%    20.86     16.73
                                                                        %         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 10,108   $ 8,179   $ 6,421   $ 2,229   $ 788     $ 476
period (in millions)

Ratio of expenses to            .84% A     .98%      1.05%     1.27%     1.25      1.27
average net assets                                                      %         %

Ratio of expenses to            .82% A     .95%      1.02%     1.22%     1.25      1.27
average net assets             , F        F         F         F         %         %
after expense
reductions

Ratio of net investment         .84% A     1.10%     .25%      .21%      .46       .55
income to average                                                       %         %
net assets

Portfolio turnover rate         45% A      206%      182%      271%      319       71
                                                                        %         %

Average commission             $ .0420
rate G


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Blue Chip Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities(excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,324,554,000 and $1,984,664,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
For the period, the management fee was equivalent to an annualized rate of
 .53% of average net assets after the performance adjustment.
SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. FDC is paid a 3% sales charge on sales of shares of the fund. Prior to October 12, 1990, FDC was paid a 2% sales charge and a 1% deferred sales charge. Shares purchased before October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received sales charges and deferred sales charges of $1,190,000 and $12,000, respectively, on sales of shares of the fund. TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .28% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $523,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $542,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $209,000, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE
XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB
SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
John McDowell, Vice President
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
DIVIDEND GROWTH
FUND
SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   22   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  26   Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 6   PAST 1   LIFE OF
                                  MONTHS   YEAR     FUND

Fidelity Dividend Growth          23.20%   30.55%   134.05%

S&P 500(registered trademark)     24.15%   26.34%   99.88%

Growth Funds Average              20.94%   22.74%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on April 27, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 761 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 1   LIFE OF
                                  YEAR     FUND

Fidelity Dividend Growth          30.55%   25.30%

S&P 500                           26.34%   20.17%

Growth Funds Average              22.74%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970131 19970227 093839 S00000000000001
             Dividend Growth             SP Standard & Poor 500
             00330                       SP001
  1993/04/27      10000.00                    10000.00
  1993/04/30      10150.00                    10155.08
  1993/05/31      10480.00                    10427.23
  1993/06/30      10700.00                    10457.47
  1993/07/31      10800.00                    10415.64
  1993/08/31      11550.00                    10810.40
  1993/09/30      11820.00                    10727.16
  1993/10/31      12080.00                    10949.21
  1993/11/30      11680.00                    10845.19
  1993/12/31      12171.52                    10976.42
  1994/01/31      12493.15                    11349.62
  1994/02/28      12302.18                    11042.04
  1994/03/31      11715.49                    10560.61
  1994/04/30      11786.37                    10695.78
  1994/05/31      11604.11                    10871.20
  1994/06/30      11310.46                    10604.85
  1994/07/31      11826.87                    10952.69
  1994/08/31      12616.68                    11401.75
  1994/09/30      12485.05                    11122.41
  1994/10/31      13041.96                    11372.66
  1994/11/30      12474.92                    10958.47
  1994/12/31      12691.18                    11120.98
  1995/01/31      12732.22                    11409.35
  1995/02/28      13142.60                    11853.97
  1995/03/31      13768.44                    12203.78
  1995/04/30      14404.54                    12563.19
  1995/05/31      14907.26                    13065.34
  1995/06/30      15728.03                    13368.84
  1995/07/31      16456.47                    13812.15
  1995/08/31      16528.28                    13846.82
  1995/09/30      16956.49                    14431.16
  1995/10/31      16359.88                    14379.64
  1995/11/30      17176.30                    15010.91
  1995/12/31      17454.52                    15300.02
  1996/01/31      17928.35                    15820.83
  1996/02/29      18479.31                    15967.49
  1996/03/31      18964.16                    16121.25
  1996/04/30      19845.70                    16358.88
  1996/05/31      20484.81                    16780.78
  1996/06/30      19933.85                    16844.71
  1996/07/31      18997.21                    16100.51
  1996/08/31      19614.29                    16440.07
  1996/09/30      20604.68                    17365.32
  1996/10/31      21100.90                    17844.26
  1996/11/30      22533.19                    19193.10
  1996/12/31      22715.29                    18812.89
  1997/01/31      23405.00                    19988.32
IMATRL PRASUN   SHR__CHT 19970131 19970227 093841 R00000000000049

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Dividend Growth Fund on April 27, 1993, when the fund started. As the chart shows, by January 31, 1997, the value of the investment would have grown to $23,405 - an 134.05% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,988 - a 99.88% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Charles Mangum became Portfolio Manager of Fidelity Dividend Growth Fund on January 7, 1997.
Q. HOW DID THE FUND PERFORM, CHARLES?
A. Very well. For the six-month period that ended January 31, 1997, the fund had a total return of 23.20%, beating the 20.94% return of the growth funds average, according to Lipper Analytical Services. For the 12-month period that ended January 31, 1997, the fund had a total return of 30.55%, versus 22.74% for the same period for the growth funds average. For the six and 12-month periods that ended January 31, 1997, the Standard & Poor's 500 Index returned 24.15% and 26.34%, respectively.
Q. WHAT HELPED THE FUND POST SUCH A STRONG PERFORMANCE?
A. The fund's performance was driven by stock picking. The previous manager
- Steve Wymer, who managed the fund through most of the period - didn't pursue any sector-based strategies or position the fund to take advantage of specific economic trends. Instead, the stock-by-stock process he used to select investments for the fund paid off, with securities such as Tupperware, Earthgrains, Interstate Bakeries, Imation and Allegiance performing very well.
Q. HOW WOULD YOU DESCRIBE THE STOCK MARKET ENVIRONMENT OVER THE PAST SIX
MONTHS?
A. While the stock market posted solid returns, the strongest performance came from the stocks of the largest companies, based, in part on the fact that these companies posted the best earnings and revenue growth. In addition, sentiment toward stocks was very positive, with investors putting a great deal of money into the market. Many institutional money managers looked toward the larger stocks to stay fully invested because large-capitalization issues offer lower volatility and a higher degree of liquidity over smaller-company issues. Steve's stock-picking performance was especially noteworthy because mid-capitalization stocks as a whole - which made up a large proportion of the fund during his tenure - didn't perform as well as stocks of larger companies.
Q. WHILE THE FUND PERFORMED WELL, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS
 . . .
A. In 1996, Steve had what I would call a legendary year as a stock picker. There were not many stocks that lost ground, and those that did were very small positions in the fund. One stock that didn't do well was Pharmacia & Upjohn, which the fund no longer owns. This company - which was formed by a merger of two companies last year - has had trouble making adjustments after combining forces, and those difficulties have been reflected in earnings disappointments.
Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND?
A. I've focused more on larger-capitalization stocks. I've looked for companies with solid business prospects, good earnings growth and attractive valuations. In addition, I've cut back on some of the mid-cap names that Steve owned, mainly because my investing style is different from his. Steve tended to focus on special situations such as spin-offs, turnaround stories and those companies that were improving their profit margins. I focus more on revenue growth, because I feel a company with strong revenue growth tends to be a safer investment. This kind of company typically is a large one and includes drug, financial and diversified companies. When I took over the fund, I increased the fund's holdings in companies such as Johnson & Johnson, Schering-Plough, CitiCorp, Wells Fargo and General Electric.
Q. THOSE COMPANIES GENERATE FAIRLY STEADY DIVIDENDS, DON'T THEY?
A. Yes, they do. Shareholders probably will see more dividend-providing, larger-capitalization companies in the fund, as my strength lies in the analysis of large-cap growth names.
Q. YOU'VE ALSO REDUCED THE NUMBER OF STOCKS IN THE FUND . . .
A. Yes, I prefer to work with a smaller number of stocks in my portfolio. When I took over the fund in January, there were about 290 stocks in the fund. By the end of January, that number was down to about 220. Ideally, I may cut the number a bit more, to 150 to 200 stocks or so. I feel that if I talk to or analyze, say, five companies a day, in two months time I can completely review each position in the fund. That's the kind of number and time frame that best suits my style. Of course, I stay on top of developments concerning the companies in the fund, by working with analysts who keep track of their performance on a daily basis.
Q. WHAT'S YOUR OUTLOOK?
A. I really don't spend time developing an overall outlook for the market. I focus on what I can control, which is finding good companies that can grow over time. I look for values or growth opportunities by analyzing companies one at a time. My goal is to find growth companies paying dividends that are going to grow faster than the market and, hopefully, appreciate in price faster than the market as well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT
AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in equity
securities of companies
that have the potential to
increase their current
dividend or begin paying a
dividend
FUND NUMBER: 330
TRADING SYMBOL: FDGFX
START DATE: April 27, 1993
SIZE: as of January 31,
1997, more than $2.9 billion
MANAGER: Charles Mangum,
since January 1997;
manager, Fidelity OTC
Portfolio, June
1996-January 1997; Fidelity
Convertible Securities
Fund, 1995-1996; Fidelity
Select Health Care Portfolio,
1992-1995; Fidelity Select
Medical Delivery Portfolio,
1991-1993; joined Fidelity in
1990
(checkmark)
CHARLES MANGUM ON HIS
INVESTMENT STYLE:
"I am first and foremost a
growth investor. I focus on
growth companies. My
reasoning is simple: a true
growth company can `grow
into' its share price, even if I
pay a slight premium to own
the stock. That doesn't mean I
completely avoid value stocks
or other types of stocks if I
feel they offer good long-term
growth prospects. If I've
bought what turns out to be a
bargain, I can get what's
called a multiplier effect, when
a company's stock price rises
much faster than the
company's earnings growth
rate. I'm not a market timer,
so I tend to be as fully
invested as I reasonably can
be at all times."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

General Electric Co.               3.0            0.3

Intel Corp.                        2.8            0.7

Philip Morris Companies, Inc.      2.4            3.5

Johnson & Johnson                  1.9            0.1

Schering-Plough Corp.              1.9            0.2

Citicorp                           1.6            0.5

IKON Office Solutions, Inc.        1.5            0.0

Imation Corp.                      1.5            0.4

Exxon Corp.                        1.4            0.0

International Business Machines    1.3            0.0
Corp.

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1997
              % OF FUND'S    % OF FUND'S
              INVESTMENTS    INVESTMENTS
                             IN THESE MARKET
                             SECTORS
                             6 MONTHS AGO

Finance       11.6           8.2

Health        11.0           2.7

Technology    11.0           6.7

Nondurables   8.8            13.4

Energy        7.6            9.3

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1997 * AS OF JULY 31, 1996 **
Row: 1, Col: 1, Value: 6.8
Row: 1, Col: 2, Value: 1.6
Row: 1, Col: 3, Value: 41.6
Row: 1, Col: 4, Value: 50.0
Row: 1, Col: 1, Value: 6.3
Row: 1, Col: 2, Value: 48.7
Row: 1, Col: 3, Value: 45.0
Stocks 92.6%
Bonds 0.6%
Short-term
investments 6.8%
FOREIGN
INVESTMENTS 2.8%
Stocks 93.7%
Bonds 0.0%
Short-term
investments 6.3%
FOREIGN
INVESTMENTS 4.3%
*
**
INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.1%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.6%
AEROSPACE & DEFENSE - 1.8%
Boeing Co.   124,233 $ 13,308
Harsco Corp.   9,300  652
Lockheed Martin Corp.   9,500  874
McDonnell Douglas Corp.   285,000  19,166
Rockwell International Corp.   230,800  15,175
Sundstrand Corp.   110,000  4,716
  53,891
DEFENSE ELECTRONICS - 0.3%
Raytheon Co.   217,500  9,978
SHIP BUILDING & REPAIR - 0.5%
General Dynamics Corp.   236,500  16,703
TOTAL AEROSPACE & DEFENSE   80,572
BASIC INDUSTRIES - 6.7%
CHEMICALS & PLASTICS - 2.8%
Betz Dearborn, Inc.   305,300  17,860
Cambrex Corp.   104,100  3,761
Nalco Chemical Co.   735,000  26,092
Olin Corp.   153,000  5,604
Primex Technologies, Inc. (a)  217,900  4,222
Quaker Chemical Corp.   93,300  1,528
Quaker State Corp.   90,200  1,218
Raychem Corp.   170,500  14,769
Union Carbide Corp.   218,500  9,914
  84,968
IRON & STEEL - 0.1%
Nucor Corp.   65,700  3,417
PACKAGING & CONTAINERS - 1.2%
Corning, Inc.   374,500  13,342
Tupperware Corp.   490,400  22,987
  36,329
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 2.6%
American Pad & Paper Co. (a)(c)  1,145,300 $ 27,344
International Paper Co.   280,500  11,465
Kimberly-Clark Corp.   192,500  18,769
Unisource Worldwide, Inc.   1,008,450  21,934
  79,512
TOTAL BASIC INDUSTRIES   204,226
CONGLOMERATES - 0.1%
GenCorp, Inc.   142,800  2,785
CONSTRUCTION & REAL ESTATE - 2.6%
BUILDING MATERIALS - 0.5%
Masco Corp.   298,500  10,298
Sherwin-Williams Co.   60,000  3,330
  13,628
ENGINEERING - 0.1%
EG&G, Inc.   180,400  3,834
REAL ESTATE - 1.0%
Catellus Development Corp. (a)  876,600  12,053
Rouse Co. (The)   120,000  3,720
Trizec Hahn Corp. (sub-vtg.)  600,000  14,098
  29,871
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Arden Realty Group, Inc.   211,700  5,663
Beacon Properties Corp.   114,300  4,086
Cali Realty Corp.   119,000  3,927
Carr Realty Corp.   237,800  6,926
Crescent Real Estate Equities, Inc.   59,700  3,201
Starwood Lodging Trust combined certificate (SBI)   177,750  7,266
  31,069
TOTAL CONSTRUCTION & REAL ESTATE   78,402
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 2.9%
AUTOS, TIRES, & ACCESSORIES - 0.7%
Chrysler Corp.   200,000 $ 6,975
NGC Corp.   280,400  6,029
SPX Corp.   221,600  9,002
  22,006
CONSUMER DURABLES - 0.2%
Minnesota Mining & Manufacturing Co.   77,200  6,581
CONSUMER ELECTRONICS - 0.8%
Newell Co.   100,000  3,300
Sunbeam-Oster, Inc.   761,100  21,121
  24,421
HOME FURNISHINGS - 0.2%
O'Sullivan Industries Holdings (a)  393,500  5,066
TEXTILES & APPAREL - 1.0%
Adidas AG  25,500  2,404
NIKE, Inc. Class B  145,000  9,842
Reebok International Ltd.   330,000  15,675
Wolverine World Wide, Inc.   109,400  3,378
  31,299
TOTAL DURABLES   89,373
ENERGY - 7.6%
ENERGY SERVICES - 0.4%
Baker Hughes, Inc.   93,000  3,627
Dresser Industries, Inc.   94,000  3,184
Halliburton Co.   30,000  2,172
Weatherford Enterra, Inc. (a)  74,500  2,710
  11,693
OIL & GAS - 7.2%
Atlantic Richfield Co.   100,000  13,225
Belco Oil & Gas Corp. (a)  61,500  1,637
Chevron Corp.   205,000  13,607
Cooper Cameron Corp. (a)  55,076  4,014
Exxon Corp.   400,000  41,450
Flores & Rucks, Inc. (a)  60,000  3,082
KCS Group, Inc.   68,400  2,659
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Monterey Resources, Inc. (a)(c)  809,000 $ 12,539
Pogo Producing Co.   100,000  4,212
Royal Dutch Petroleum Co. ADR  160,000  27,760
Santa Fe Energy Resources, Inc. (a)  425,800  6,334
Tosco Corp.   235,300  20,824
Total SA sponsored ADR  285,000  12,291
USX-Marathon Group   225,000  5,991
Ultramar Diamond Shamrock Corp.   550,500  16,171
Union Pacific Resources Group, Inc.   619,200  17,570
Valero Energy Corp.   370,000  12,488
Vintage Petroleum, Inc.   115,300  3,848
  219,702
TOTAL ENERGY   231,395
FINANCE - 11.6%
BANKS - 5.3%
Advanta Corp.   48,100  2,249
Banc One Corp.   155,790  7,069
Bank of New York Co., Inc.   100,000  3,662
BankAmerica Corp.   217,600  24,290
Citicorp  423,300  49,262
Fifth Third Bancorp  8,000  619
First Bank System, Inc.   50,000  3,800
NationsBank Corp.   275,000  29,700
Northern Trust Corp.   163,000  6,683
State Street Boston Corp.   50,000  3,656
Wells Fargo & Co.   98,200  29,926
  160,916
CREDIT & OTHER FINANCE - 1.1%
American Express Co.   338,392  21,107
Associates First Capital Corp.   61,000  2,966
Household International, Inc.   20,000  1,983
MBNA Corp.   200,000  6,900
  32,956
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 1.1%
Federal National Mortgage Association  565,000 $ 22,318
Student Loan Marketing Association  114,000  12,412
  34,730
INSURANCE - 2.7%
Aetna, Inc.   213,800  16,890
Allmerica Financial Corp.   638,100  23,370
Conseco, Inc.   274,600  20,183
FBL Financial Group, Inc. Class A  178,400  4,215
Protective Life Corp.   52,500  2,080
Provident Companies, Inc.   118,000  5,797
UNUM Corp.   141,100  10,671
  83,206
SAVINGS & LOANS - 1.2%
Charter One Financial Corp.   361,600  16,317
TCF Financial Corp.  54,900  2,326
Washington Mutual, Inc.   319,000  17,326
  35,969
SECURITIES INDUSTRY - 0.2%
Franklin Resources, Inc.   75,750  4,128
Schwab (Charles) Corp.   55,000  2,056
  6,184
TOTAL FINANCE   353,961
HEALTH - 11.0%
DRUGS & PHARMACEUTICALS - 4.8%
American Home Products Corp.   400,000  25,350
Bristol-Myers Squibb Co.   290,000  36,830
Merck & Co., Inc.   285,000  25,864
Schering-Plough Corp.   756,400  57,203
  145,247
MEDICAL EQUIPMENT & SUPPLIES - 4.8%
Abbott Laboratories  300,000  16,312
Allegiance Corp.   945,660  24,232
Baxter International, Inc.   87,000  4,013
Becton, Dickinson & Co.   307,200  15,130
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Bergen Brunswig Corp. Class A  222,500 $ 6,619
Johnson & Johnson  1,030,800  59,400
McKesson Corp.   99,800  5,876
Medtronic, Inc.   80,000  5,480
Nellcor, Inc.   665,700  11,317
  148,379
MEDICAL FACILITIES MANAGEMENT - 1.4%
Columbia/HCA Healthcare Corp.   525,000  20,737
Integramed America, Inc. (a)(c)  605,500  1,060
NovaCare, Inc. (a)  294,900  3,133
United HealthCare Corp.   350,000  17,063
  41,993
TOTAL HEALTH   335,619
INDUSTRIAL MACHINERY & EQUIPMENT - 5.9%
ELECTRICAL EQUIPMENT - 4.5%
Allen Group, Inc. (a)  379,700  9,303
General Electric Co.   898,000  92,494
General Signal Corp.   299,100  13,534
Westinghouse Electric Corp.   1,105,900  20,321
  135,652
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
BW/IP Holdings, Inc. Class A  938,900  15,844
Stanley Works  135,600  5,153
  20,997
POLLUTION CONTROL - 0.7%
Allied Waste Industries, Inc. (a)  180,000  1,687
Browning-Ferris Industries, Inc.   170,000  5,525
WMX Technologies, Inc.   400,000  14,650
  21,862
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   178,511
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 5.1%
ENTERTAINMENT - 0.7%
Disney (Walt) Co.   305,000 $ 22,341
LEISURE DURABLES & TOYS - 0.9%
Callaway Golf Co.   199,000  6,641
Hasbro, Inc.   407,900  16,112
Outboard Marine Corp.   265,000  4,406
  27,159
LODGING & GAMING - 0.4%
Hilton Hotels Corp.   165,000  4,702
La Quinta Motor Inns, Inc.   184,900  3,606
Mirage Resorts, Inc. (a)  100,000  2,513
  10,821
PUBLISHING - 2.5%
ACNielsen Corp. (a)  747,133  12,234
Cognizant Corp.   1,154,400  37,085
Dun & Bradstreet Corp.   744,600  17,870
New York Times Co. (The) Class A  147,100  5,645
Times Mirror Co. Class A  5,600  265
Tribune Co.   100,000  3,825
  76,924
RESTAURANTS - 0.6%
McDonald's Corp.   367,200  16,708
Morrison Health Care, Inc.   108,100  1,567
  18,275
TOTAL MEDIA & LEISURE   155,520
NONDURABLES - 8.8%
BEVERAGES - 1.2%
Coors (Adolph) Co. Class B  347,100  6,465
PepsiCo, Inc.   850,000  29,643
  36,108
FOODS - 1.9%
Earthgrains Co.   414,272  19,315
Flowers Industries, Inc.   330,600  7,067
Interstate Bakeries Corp.   207,000  9,186
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - CONTINUED
Kellogg Co.   100,000 $ 6,962
Nabisco Holdings Corp. Class A  385,000  14,726
Riviana Foods, Inc.   34,800  609
  57,865
HOUSEHOLD PRODUCTS - 2.3%
Alberto-Culver Co. Class A  337,300  15,052
Dial Corp.   713,200  9,806
Premark International, Inc.   455,000  10,465
Procter & Gamble Co.   170,000  19,635
Unilever NV ADR  90,800  14,937
  69,895
TOBACCO - 3.4%
American Brands, Inc.   100,000  5,100
Philip Morris Companies, Inc.   614,900  73,096
RJR Nabisco Holdings Corp.   680,000  22,270
Schweitzer-Mauduit International, Inc.   67,700  2,293
  102,759
TOTAL NONDURABLES   266,627
PRECIOUS METALS - 0.5%
Barrick Gold Corp.   250,000  6,755
Newmont Mining Corp.   211,100  8,418
  15,173
RETAIL & WHOLESALE - 4.9%
APPAREL STORES - 0.6%
Gap, Inc.   265,000  7,619
Payless ShoeSource, Inc. (a)  283,256  10,622
  18,241
DRUG STORES - 0.8%
CVS Corp.   540,500  23,377
GENERAL MERCHANDISE STORES - 0.8%
Proffitts, Inc. (a)  240,500  8,718
Wal-Mart Stores, Inc.   470,000  11,162
Woolworth Corp. (a)  275,000  5,603
  25,483
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.2%
Dominick's Supermarkets, Inc. (a)  254,800 $ 5,096
RETAIL & WHOLESALE, MISCELLANEOUS - 2.5%
Borders Group, Inc. (a)  70,000  3,124
CML Group, Inc.   646,800  2,102
Home Depot, Inc.   470,000  23,265
IKON Office Solutions, Inc.   1,063,000  46,905
Staples, Inc. (a)  100,000  2,050
  77,446
TOTAL RETAIL & WHOLESALE   149,643
SERVICES - 1.7%
ADVERTISING - 1.2%
Interpublic Group of Companies, Inc.   270,000  13,331
Omnicom Group, Inc.   457,700  22,256
  35,587
PRINTING - 0.2%
New England Business Service, Inc.   339,000  7,034
SERVICES - 0.3%
Borg Warner Security Corp. (a)  716,900  7,976
TOTAL SERVICES   50,597
TECHNOLOGY - 11.0%
COMMUNICATIONS EQUIPMENT - 0.8%
Cisco Systems, Inc.   270,000  18,833
Lucent Technologies, Inc.   110,000  5,967
  24,800
COMPUTER SERVICES & SOFTWARE - 1.1%
Autodesk, Inc.   177,500  5,613
CompUSA, Inc. (a)  569,800  11,681
DST Systems, Inc. (a)  267,000  8,711
First Data Corp.   170,000  6,120
Policy Management Systems Corp. (a)  64,600  2,907
  35,032
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 2.7%
Diebold, Inc.   70,000 $ 4,130
FileNet Corp. (a)  88,500  1,693
Hewlett-Packard Co.   225,000  11,841
International Business Machines Corp.   250,000  39,312
Pitney Bowes, Inc.   242,900  13,997
Silicon Graphics, Inc. (a)  100,000  2,737
Wang Laboratories, Inc. (a)  319,700  7,433
  81,143
ELECTRONIC INSTRUMENTS - 0.2%
Varian Associates, Inc.   85,000  4,675
ELECTRONICS - 4.0%
AMP, Inc.   220,100  8,969
Avnet, Inc.   139,000  8,601
Intel Corp.   533,300  86,528
Linear Technology Corp.   271,100  13,216
Molex, Inc.   140,600  4,956
  122,270
PHOTOGRAPHIC EQUIPMENT - 2.2%
Eastman Kodak Co.   241,000  20,907
Imation Corp. (a)  1,593,620  46,414
  67,321
TOTAL TECHNOLOGY   335,241
TRANSPORTATION - 3.4%
AIR TRANSPORTATION - 1.1%
Delta Air Lines, Inc.   169,600  13,398
Viad Corp.   1,232,700  19,415
  32,813
RAILROADS - 0.7%
CSX Corp.   300,000  14,550
Canadian National Railway Co.   200,000  7,951
  22,501
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
TRUCKING & FREIGHT - 1.6%
Consolidated Freightways, Inc.   665,000 $ 16,874
Roadway Express, Inc. (c)  1,073,590  22,009
USFreightways Corp.   110,200  2,796
Werner Enterprises, Inc.   110,200  1,984
Yellow Corp. (a)   302,700  5,184
  48,847
TOTAL TRANSPORTATION   104,161
UTILITIES - 5.7%
CELLULAR - 0.5%
Century Telephone Enterprises, Inc.   530,200  16,635
ELECTRIC UTILITY - 0.2%
CILCORP, Inc.   70,000  2,695
Houston Industries, Inc.   100,000  2,262
Portland General Corp.   37,500  1,472
  6,429
GAS - 0.5%
Enron Corp.   181,600  7,491
K N Energy, Inc.   52,400  2,037
ONEOK, Inc.   142,000  4,207
  13,735
TELEPHONE SERVICES - 4.5%
ALLTEL Corp.   500,000  16,063
Ameritech Corp.   280,000  16,730
Cincinnati Bell, Inc.   68,200  4,220
GTE Corp.   685,300  32,209
MCI Communications Corp.   510,000  17,914
NYNEX Corp.   296,000  14,985
Pacific Telesis Group  267,500  10,499
SBC Communications, Inc.   462,000  25,352
  137,972
TOTAL UTILITIES   174,771
TOTAL COMMON STOCKS
(Cost $2,486,207)   2,806,577
CONVERTIBLE PREFERRED STOCKS - 0.5%
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 0.5%
TELEPHONE SERVICES - 0.5%
Worldcom, Inc. 8%, depositary shares
(Cost $15,048)  161,000 $ 14,269
CONVERTIBLE BONDS - 0.6%
 MOODY'S PRINCIPAL
 RATING AMOUNT
  (000S)
RETAIL & WHOLESALE - 0.6%
U.S. Office Products Co. 5 1/2%, 2/1/01
(Cost $19,545)  B3 $ 15,000  19,425
CASH EQUIVALENTS - 6.8%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
(Cost $208,413)    208,412,852  208,413
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,729,213)  $ 3,048,684
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 6 of Notes to Financial Statements).
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,730,843,000. Net unrealized appreciation aggregated $317,841,000, of which $342,215,000 related to appreciated investment securities and $24,374,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS(EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $2,729,213) -                                   $ 3,048,684
See accompanying schedule

Cash                                                                                      906

Receivable for investments sold                                                           120,209

Receivable for fund shares sold                                                           33,228

Dividends receivable                                                                      2,209

Interest receivable                                                                       1,559

Other receivables                                                                         1

 TOTAL ASSETS                                                                             3,206,796

LIABILITIES

Payable for investments purchased                                            $ 196,884

Payable for fund shares redeemed                                              11,043

Accrued management fee                                                        1,466

Other payables and accrued expenses                                           976

 TOTAL LIABILITIES                                                                        210,369

NET ASSETS                                                                               $ 2,996,427

Net Assets consist of:

Paid in capital                                                                          $ 2,592,068

Undistributed net investment income                                                       2,611

Accumulated undistributed net realized gain (loss) on                                     82,277
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                             319,471
investments

NET ASSETS, for 144,761 shares outstanding                                               $ 2,996,427

NET ASSET VALUE, offering price and redemption price per                                  $20.70
share ($2,996,427 (divided by) 144,761 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 13,519
Dividends (including $101 received from affiliated issuers)

Interest                                                                        3,567

 TOTAL INCOME                                                                   17,086

EXPENSES

Management fee                                                       $ 5,583
Basic fee

 Performance adjustment                                               484

Transfer agent fees                                                   2,117

Accounting fees and expenses                                          340

Non-interested trustees' compensation                                 5

Custodian fees and expenses                                           50

Registration fees                                                     607

Audit                                                                 17

Legal                                                                 3

Miscellaneous                                                         5

 Total expenses before reductions                                     9,211

 Expense reductions                                                   (341)     8,870

NET INVESTMENT INCOME                                                           8,216

REALIZED AND UNREALIZED GAIN (LOSS)                                             86,851
Net realized gain (loss) on investment securities
(including realized gain (loss) of $8,171 on sales of
investments in affiliated issuers)

Change in net unrealized appreciation (depreciation) on                         276,168
investment securities

NET GAIN (LOSS)                                                                 363,019

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 371,235
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS         YEAR ENDED
                                                          ENDED              JULY 31,
                                                          JANUARY 31, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 8,216            $ 6,344
Net investment income

 Net realized gain (loss)                                  86,851             65,571

 Change in net unrealized appreciation (depreciation)      276,168            (14,621)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           371,235            57,294
FROM OPERATIONS

Distributions to shareholders                              (8,329)            (2,757)
From net investment income

 From net realized gain                                    (28,170)           (32,750)

 TOTAL DISTRIBUTIONS                                       (36,499)           (35,507)

Share transactions                                         2,217,998          1,696,572
Net proceeds from sales of shares

 Reinvestment of distributions                             36,072             34,964

 Cost of shares redeemed                                   (812,248)          (998,307)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,441,822          733,229
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,776,558          755,016

NET ASSETS

 Beginning of period                                       1,219,869          464,853

 End of period (including undistributed net investment    $ 2,996,427        $ 1,219,869
income of $2,611 and $4,406, respectively)

OTHER INFORMATION
Shares

 Sold                                                      113,930            97,237

 Issued in reinvestment of distributions                   2,034              2,199

 Redeemed                                                  (41,942)           (57,679)

 Net increase (decrease)                                   74,022             41,757


FINANCIAL HIGHLIGHTS

      SIX MONTHS       YEARS ENDED JULY 31,                     APRIL 27, 1993
      ENDED JANUARY                                             (COMMENCEMENT
      31, 1997                                                  OF OPERATIONS) TO


      (UNAUDITED)   1996   1995   1994 E   JULY 31, 1993


SELECTED PER-SHARE DATA

Net asset value, beginning        $ 17.24   $ 16.04   $ 11.68   $ 10.80   $ 10.00
of period

Income from Investment
Operations

 Net investment income             .08 H     .11       .05       .02       (.01)

 Net realized and                  3.84      2.25      4.47      1.01      .81
 unrealized gain (loss)

 Total from investment             3.92      2.36      4.52      1.03      .80
 operations



Less Distributions

 From net investment               (.09)     (.09)     (.01)     (.01)     -
income

 From net realized gain            (.37)     (1.07)    (.15)     -         -

 In excess of net realized         -         -         -         (.14)     -
gain

 Total distributions               (.46)     (1.16)    (.16)     (.15)     -

Net asset value, end of period    $ 20.70   $ 17.24   $ 16.04   $ 11.68   $ 10.80

TOTAL RETURN B, C                  23.20%    15.44%    39.14%    9.51%     8.00%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 2,996   $ 1,220   $ 465     $ 72      $ 18
(in millions)

Ratio of expenses to average       .98% A    1.02%     1.21%     1.43%     2.50% A
 net assets                                                               , D

Ratio of expenses to average       .95% A    .99%      1.19%     1.40%     2.50% A
net assets after expense          , F       F         F         F
reductions

Ratio of net investment            .88% A    .86%      .78%      .13%      (.73)%
income to average net                                                     A
assets

Portfolio turnover rate            116% A    129%      162%      291%      90% A

Average commission rate G         $ .0419


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)


6. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Dividend Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,393,791,000 and $1,048,077,000, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .65% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .23% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $540,000 for the period.
10. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $319,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $18,000, respectively, under these arrangements.
11. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
DOLLAR AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATES COST COST INCOME
American Pad & Paper Co.  $ 3,519 $ - $ - $ 27,344
Earthgrains Co.   -  25,582  101  -
Integramed America, Inc.   -  -  -  1,060
Monterey Resources, Inc.   6,308  -  -  12,539
Roadway Express, Inc.   -  -  -  22,009
TOTALS  $ 9,827 $ 25,582 $ 101 $ 62,952
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE
XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB
SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Charles Mangum, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
GROWTH & INCOME
PORTFOLIO
SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE     3   Ned Johnson on investing
                            strategies.

PERFORMANCE             4   How the fund has done over time.

FUND TALK               6   The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES      9   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   26   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  30   Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the large companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 6   PAST 1   PAST 5    PAST 10
                                  MONTHS   YEAR     YEARS     YEARS

Fidelity Growth & Income          19.21%   21.11%   125.59%   359.33%

S&P 500(registered trademark)     24.15%   26.34%   119.87%   288.58%

Growth & Income Funds Average     20.55%   22.65%   100.52%   226.62%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of 581 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

Fidelity Growth & Income          21.11%   17.67%   16.47%

S&P 500                           26.34%   17.06%   14.53%

Growth & Income Funds Average     22.65%   14.83%   12.47%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970131 19970212 090516 S00000000000001
             Growth & Income             SP Standard & Poor 500
             00027                       SP001
  1987/01/31      10000.00                    10000.00
  1987/02/28      10475.23                    10395.00
  1987/03/31      10789.83                    10695.42
  1987/04/30      10776.86                    10600.23
  1987/05/31      10817.24                    10692.45
  1987/06/30      11214.39                    11232.42
  1987/07/31      11836.17                    11801.90
  1987/08/31      12073.71                    12242.11
  1987/09/30      11978.69                    11974.01
  1987/10/31       9482.79                     9394.81
  1987/11/30       8975.97                     8620.68
  1987/12/31       9437.56                     9276.71
  1988/01/31      10029.28                     9667.26
  1988/02/29      10561.08                    10117.75
  1988/03/31      10334.27                     9805.11
  1988/04/30      10500.71                     9913.95
  1988/05/31      10636.89                    10000.20
  1988/06/30      11128.56                    10459.21
  1988/07/31      11120.92                    10419.47
  1988/08/31      10991.08                    10065.20
  1988/09/30      11389.13                    10493.98
  1988/10/31      11612.75                    10785.71
  1988/11/30      11443.11                    10631.48
  1988/12/31      11606.08                    10817.53
  1989/01/31      12332.93                    11609.37
  1989/02/28      12200.07                    11320.30
  1989/03/31      12577.10                    11584.06
  1989/04/30      13113.30                    12185.28
  1989/05/31      13728.35                    12678.78
  1989/06/30      13822.72                    12606.51
  1989/07/31      14752.72                    13744.88
  1989/08/31      15070.66                    14014.28
  1989/09/30      14989.73                    13956.82
  1989/10/31      14516.11                    13633.02
  1989/11/30      14757.08                    13911.13
  1989/12/31      15041.66                    14245.00
  1990/01/31      14253.22                    13289.16
  1990/02/28      14472.23                    13460.59
  1990/03/31      14726.43                    13817.30
  1990/04/30      14346.57                    13471.87
  1990/05/31      15406.66                    14785.37
  1990/06/30      15335.06                    14684.83
  1990/07/31      15228.19                    14637.84
  1990/08/31      13928.01                    13314.58
  1990/09/30      13124.89                    12666.16
  1990/10/31      13097.54                    12611.70
  1990/11/30      13744.67                    13426.41
  1990/12/31      14019.36                    13801.01
  1991/01/31      15299.71                    14402.73
  1991/02/28      16589.27                    15432.53
  1991/03/31      17503.08                    15805.99
  1991/04/30      17744.12                    15843.93
  1991/05/31      18763.90                    16528.39
  1991/06/30      17489.48                    15771.39
  1991/07/31      18561.03                    16506.33
  1991/08/31      19101.46                    16897.53
  1991/09/30      18932.98                    16615.34
  1991/10/31      19271.59                    16837.99
  1991/11/30      18265.44                    16159.42
  1991/12/31      19885.30                    18008.06
  1992/01/31      20360.84                    17673.11
  1992/02/29      20807.27                    17902.86
  1992/03/31      20379.88                    17553.75
  1992/04/30      20838.19                    18069.83
  1992/05/31      20916.20                    18158.37
  1992/06/30      20505.16                    17887.81
  1992/07/31      20926.83                    18619.43
  1992/08/31      20711.09                    18237.73
  1992/09/30      20923.23                    18452.93
  1992/10/31      21088.93                    18517.52
  1992/11/30      21740.71                    19148.96
  1992/12/31      22179.37                    19384.50
  1993/01/31      22798.28                    19547.33
  1993/02/28      23057.09                    19813.17
  1993/03/31      23903.33                    20231.23
  1993/04/30      23869.38                    19741.63
  1993/05/31      24367.36                    20270.71
  1993/06/30      24742.56                    20329.49
  1993/07/31      24924.66                    20248.18
  1993/08/31      25903.44                    21015.58
  1993/09/30      26044.44                    20853.76
  1993/10/31      26335.90                    21285.43
  1993/11/30      25741.33                    21083.22
  1993/12/31      26510.85                    21338.33
  1994/01/31      27513.06                    22063.83
  1994/02/28      26988.09                    21465.90
  1994/03/31      25800.86                    20529.99
  1994/04/30      26316.16                    20792.77
  1994/05/31      26400.05                    21133.77
  1994/06/30      25941.84                    20616.00
  1994/07/31      26688.20                    21292.20
  1994/08/31      27711.43                    22165.18
  1994/09/30      27389.69                    21622.14
  1994/10/31      27716.06                    22108.63
  1994/11/30      26686.75                    21303.44
  1994/12/31      27111.88                    21619.37
  1995/01/31      27433.27                    22179.96
  1995/02/28      28243.15                    23044.31
  1995/03/31      29131.96                    23724.35
  1995/04/30      29945.48                    24423.03
  1995/05/31      30797.75                    25399.22
  1995/06/30      31353.60                    25989.24
  1995/07/31      32546.54                    26851.05
  1995/08/31      32792.91                    26918.44
  1995/09/30      34111.49                    28054.40
  1995/10/31      33951.72                    27954.25
  1995/11/30      35549.44                    29181.44
  1995/12/31      36704.67                    29743.47
  1996/01/31      37925.90                    30755.94
  1996/02/29      38346.55                    31041.05
  1996/03/31      38672.78                    31339.97
  1996/04/30      39067.68                    31801.92
  1996/05/31      39816.63                    32622.09
  1996/06/30      40062.39                    32746.38
  1996/07/31      38532.04                    31299.65
  1996/08/31      39133.25                    31959.76
  1996/09/30      41198.89                    33758.45
  1996/10/31      41852.84                    34689.51
  1996/11/30      44497.07                    37311.69
  1996/12/31      44054.57                    36572.55
  1997/01/31      45932.59                    38857.60
IMATRL PRASUN   SHR__CHT 19970131 19970212 090519 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Growth & Income Portfolio on January 31, 1987. As the chart shows, by January 31, 1997, the value of the investment would have grown to $45,933 - a 359.33% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,858 - a 288.58% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Steven Kaye, Portfolio Manager of Fidelity Growth & Income Portfolio
Q. STEVE, HOW HAS THE FUND PERFORMED?
A. For the six months that ended January 31, 1997, the fund had a total return of 19.21%, while the growth & income funds average tracked by Lipper Analytical Services returned 20.55%, and the Standard & Poor's 500 Index posted a return of 24.15%. For the 12 months that ended January 31, 1997, the fund returned 21.11%, the growth & income funds average returned 22.65% and the S&P 500 returned 26.34%.
Q. WHAT FACTORS CAUSED THE FUND TO LAG THE LIPPER AVERAGE AND THE S&P 500 OVER THE PAST SIX MONTHS?
A. There were several reasons. First, the fund had less invested in technology stocks than the index, and other funds probably held more technology investments as well. This was the top performing sector in the market in 1996, driven by the outstanding performance of the larger technology-related companies such as Microsoft. While the fund invested in some of these companies, such as Intel, I believed that many technology stocks were too expensive. Second, the finance sector posted positive performance, but I believed that most of these stocks were trading at very expensive levels relative to their valuation histories, so I didn't increase the fund's investments in them. Finally, while the fund's tobacco investments - such as its holdings in UST and Philip Morris - were at or near all-time highs toward the end of the period, an adverse decision in a lawsuit in August caused share-price drops in those stocks, hurting the fund's six-month performance.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PERIOD?
A. The market exhibited strong performance that came from a select few names. This narrow, often volatile market saw valuations reach toward record highs. Part of the reason behind the market's advance was the positive backdrop of low interest rates and controlled inflation. This good economic news, combined with huge inflows of investor dollars into the market, kept driving stock prices upward. But, again, most of the gains were achieved by a small number of stocks, mainly those of the largest companies.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE IN THIS ENVIRONMENT?
A. I didn't follow any broad themes, really. I'm a bottom-up investor - I evaluate the merits of individual companies instead of looking first at sectors or economic trends. That being said, one of the fund's largest positions was in the health care sector, specifically in pharmaceutical stocks. Many of these companies had solid business prospects driven by strong prescription growth and the introduction of new products. I didn't choose these investments because they were drug stocks but because their business prospects were positive, their earnings growth was accelerating and there was strong demand for their products. While these stocks' valuations were reaching higher levels, I was comfortable owning them because of their positive business prospects. I also remained attracted to companies involved in defense and aerospace because of the consolidation in the industry, and the strong free cash flow offered by the companies in the industry that remained after that consolidation activity.
Q. WHICH STOCKS WERE PARTICULARLY SUCCESSFUL FOR THE FUND?
A. The fund's retail stocks were positive contributors, especially drug store stocks, including Rite Aid, CVS and Revco, which CVS has been attempting to acquire. Among the retailers, these companies posted strong earnings growth and the best comparable store sales - this year's results for each store compared to last year's. The drug store chains gained market share as a result of the trend toward managed care in the health industry. Because the big drug store chains have the ability to contract with managed care organizations, they can offer prescription services throughout an entire region at an attractive total cost. With more people coming in the door for their prescriptions, the stores can sell more of the other products they offer. Another positive contributor to the fund was its stake in REITs - real estate investment trusts. Supply and demand among various property types continued to improve in 1996, as demand outpaced supply. Additionally, investors were attracted to REITs by their dividend yields, which typically were about three or four times more than the stock market average.
Q. WHAT'S YOUR OUTLOOK AT THE START OF 1997?
A. I spend a lot of time looking at stocks' historical valuations. With that perspective, I find today's stock market environment different from anything we've seen historically. The questions at this point are: Does history repeat itself? Will we see sharp stock price declines? Stock prices have increased faster than company earnings over the past year, and history indicates that at some point prices should fall to more accurately reflect company earnings. It's quite possible that earnings will not be that stellar in 1997; we're well into an economic recovery and the positive currency backdrop that was like a wind at the backs of many stocks in the S&P 500 in early 1996 may not be as favorable. There's another point to consider. We've seen the dollar rally versus European and Asian currencies recently, which could cause some earnings problems this year. The dollar's rally hurts in two ways. First, with a stronger dollar, overseas sales translate into fewer dollars after exchange. Second, U.S. companies become less cost competitive overseas. At this point, the economy is doing fine, but it's impossible to predict whether or not that will continue. With the possibility of earnings disappointments on the horizon, I'll continue to do what I always do: look at stocks one at a time, searching for attractively valued stocks of companies with positive business prospects.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high total
return through a combination
of current income and capital
appreciation
FUND NUMBER: 027
TRADING SYMBOL: FGRIX
START DATE: December 30,
1985
SIZE: as of January 31,
1997, more than $25.4 billion
MANAGER: Steven Kaye,
since 1993; manager, Fidelity
Blue Chip Growth Fund,
1990-1992; Fidelity Select
Energy Services,
Biotechnology, and Health
Care Portfolios, 1986-1990;
joined Fidelity in 1985
(checkmark)
STEVE KAYE ON BUYING AND
SELLING STOCKS:
"When deciding whether or
not to buy a stock, I look first
at its valuation. I ask myself
whether the valuation is
attractive relative to its
historical range given today's
market environment. Second,
I examine the company's
earnings growth outlook. I
don't want to buy a cheap
stock of a company that's not
going to grow its earnings, so
I examine the stock's
valuation relative to its
earnings outlook. Finally, I
`kick the tires.' That is, I visit
with the company's
management to get a final feel
for the prospects of the
company. Once a stock
meets my approval through
these three steps, I'll buy it.
"I'll sell a stock if the company
has a change in its business
prospects or it reaches what
I consider to be an
excessive valuation. If I'm
disappointed in the
company's ability to fulfill its
business potential, I'll get rid
of the stock. I'll also sell the
stock to take profits if the
company does well and its
success is reflected in a nice
increase in the stock price,
bringing it to what I consider
full valuation."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1997
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE STOCKS
                                                       6 MONTHS AGO

Philip Morris Companies, Inc.           3.2            3.9

General Electric Co.                    3.0            3.1

Bristol-Myers Squibb Co.                2.0            1.2

Royal Dutch Petroleum Co. ADR           2.0            2.0

American Express Co.                    2.0            1.7

Intel Corp.                             1.8            0.2

British Petroleum PLC ADR               1.7            1.7

Federal National Mortgage Association   1.7            1.8

Procter & Gamble Co.                    1.4            0.5

Tyco International Ltd.                 1.2            1.1

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1997
              % OF FUND'S    % OF FUND'S
              INVESTMENTS    INVESTMENTS
                             IN THESE MARKET
                             SECTORS
                             6 MONTHS AGO

Health        15.0           15.3

Finance       12.7           11.0

Nondurables   9.4            10.6

Technology    8.9            6.3

Energy        7.3            7.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1997 * AS OF JULY 31, 1996 **
Row: 1, Col: 1, Value: 5.8
Row: 1, Col: 2, Value: 1.2
Row: 1, Col: 3, Value: 93.0
Stocks 90.4%
Bonds 1.0%
Short-term
investments 8.6%
FOREIGN
INVESTMENTS 7.7%
Stocks 93.0%
Bonds 1.2%
Short-term
investments 5.8%
FOREIGN
INVESTMENTS 7.3%
Row: 1, Col: 1, Value: 8.6
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 90.40000000000001
*
**

INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 5.3%
AEROSPACE & DEFENSE - 3.6%
Boeing Co.   1,112,820 $ 119,211
British Aerospace PLC  2,471,644  50,207
Gulfstream Aerospace Corp. (a)  1,281,200  29,628
Lockheed Martin Corp.   3,069,305  282,376
McDonnell Douglas Corp.   2,620,600  176,235
Northrop Grumman Corp.   1,791,600  139,969
Rockwell International Corp.   1,624,300  106,798
  904,424
DEFENSE ELECTRONICS - 1.1%
Litton Industries, Inc. (a)(d)  2,448,200  110,169
Raytheon Co.   3,690,500  169,302
  279,471
SHIP BUILDING & REPAIR - 0.6%
General Dynamics Corp.   2,184,600  154,287
TOTAL AEROSPACE & DEFENSE   1,338,182
BASIC INDUSTRIES - 6.0%
CHEMICALS & PLASTICS - 3.5%
Air Products & Chemicals, Inc.   1,659,700  118,461
Cytec Industries, Inc. (a)  900,000  35,888
du Pont (E.I.) de Nemours & Co.   1,154,600  126,573
Ethyl Corp.   1,886,900  16,510
Ferro Corp.   1,214,000  36,116
Grace (W.R.) & Co.   1,402,200  69,759
IMC Global, Inc.   362,100  13,805
Monsanto Co.   2,400,000  90,900
Morton International, Inc.   300,000  12,188
Praxair, Inc.   3,825,000  177,384
Raychem Corp.   706,100  61,166
Schulman (A.), Inc.   1,325,500  27,670
Union Carbide Corp.   2,065,600  93,727
  880,147
IRON & STEEL - 0.1%
Nucor Corp.   334,900  17,415
METALS & MINING - 0.2%
Aluminum Co. of America  813,600  56,138
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PACKAGING & CONTAINERS - 1.0%
Corning, Inc.   3,642,800 $ 129,775
Crown Cork & Seal Co., Inc.   36,200  2,082
Tupperware Corp.   2,583,400  121,097
  252,954
PAPER & FOREST PRODUCTS - 1.2%
Champion International Corp.   300,000  12,563
International Paper Co.   350,000  14,306
Kimberly-Clark Corp.   2,723,900  265,580
Willamette Industries, Inc.   399,400  25,112
  317,561
TOTAL BASIC INDUSTRIES   1,524,215
CONGLOMERATES - 2.9%
AlliedSignal, Inc.   2,639,000  185,390
American Standard Companies, Inc. (a)  1,662,800  67,551
Tyco International Ltd.   5,316,609  303,711
United Technologies Corp.   960,400  66,988
Whitman Corp.   4,670,200  107,415
  731,055
CONSTRUCTION & REAL ESTATE - 2.1%
BUILDING MATERIALS - 0.1%
Sherwin-Williams Co.   520,200  28,871
REAL ESTATE - 0.1%
Rouse Co. (The)  1,076,900  33,384
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Bay Apartment Communities, Inc.   411,900  14,828
Beacon Properties Corp.   1,906,200  68,147
CBL & Associates Properties, Inc. (d)  1,957,100  50,151
Cali Realty Corp.   875,900  28,905
Carr Realty Corp.   185,100  5,391
Crescent Real Estate Equities, Inc.   823,000  44,133
Duke Realty Investors, Inc.   424,353  16,815
Equity Residential Properties Trust (SBI)  2,203,685  94,758
Highwoods Properties, Inc.   480,500  16,818
Irvine Apartment Communities, Inc.   191,400  5,096
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Liberty Property Trust (SBI)   888,200 $ 22,871
Macerich Co.   647,600  17,809
Manufactured Home Communities, Inc.   526,100  12,429
Public Storage, Inc.   1,685,500  49,301
Speiker Properties, Inc.   270,500  9,467
Urban Shopping Centers, Inc.   666,400  20,159
  477,078
TOTAL CONSTRUCTION & REAL ESTATE   539,333
DURABLES - 3.4%
AUTOS, TIRES, & ACCESSORIES - 1.4%
Chrysler Corp.   548,600  19,132
Eaton Corp.   726,400  50,848
General Motors Corp.   2,687,638  158,571
Scania AB Class B  893,500  22,552
Volvo AB Class B  3,800,000  90,671
  341,774
CONSUMER DURABLES - 0.7%
Minnesota Mining & Manufacturing Co.   1,978,300  168,650
CONSUMER ELECTRONICS - 0.3%
Newell Co.   2,547,500  84,068
TEXTILES & APPAREL - 1.0%
Fruit of the Loom, Inc. Class A (a)(d)  4,111,800  164,986
Intimate Brands, Inc. Class A  888,300  15,767
Liz Claiborne, Inc.   323,800  13,640
Unifi, Inc.   2,070,600  63,153
  257,546
TOTAL DURABLES   852,038
ENERGY - 7.3%
ENERGY SERVICES - 1.5%
Baker Hughes, Inc.   835,100  32,569
Dresser Industries, Inc.   1,000,300  33,885
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Schlumberger Ltd.   2,010,700 $ 223,439
Western Atlas, Inc. (a)  1,287,000  87,355
  377,248
OIL & GAS - 5.8%
Amoco Corp.   468,200  40,733
Anadarko Petroleum Corp.   471,100  30,504
British Petroleum PLC ADR  3,072,510  435,144
Chevron Corp.   650,400  43,170
Kerr-McGee Corp.   489,900  33,681
Mobil Corp.   485,800  63,761
Occidental Petroleum Corp.   2,319,400  59,145
Royal Dutch Petroleum Co. ADR  2,927,900  507,991
Tosco Corp.   647,200  57,277
Total SA:
 Class B  140,000  12,045
 sponsored ADR  1,022,477  44,094
USX-Marathon Group   936,000  24,921
Union Pacific Resources Group, Inc.   2,501,869  70,991
Unocal Corp.   1,273,591  53,650
  1,477,107
TOTAL ENERGY   1,854,355
FINANCE - 12.6%
BANKS - 3.5%
Bank of New York Co., Inc.   5,038,254  184,526
BankAmerica Corp.   274,200  30,607
Barnett Banks, Inc.   593,900  26,132
Citicorp  2,495,000  290,356
CoreStates Financial Corp.   800,000  39,800
Fleet Financial Group, Inc.   1,746,299  94,300
National City Corp.   2,644,833  120,009
Norwest Corp.   2,382,300  113,457
  899,187
CREDIT & OTHER FINANCE - 2.6%
American Express Co.   8,132,130  507,242
Associates First Capital Corp.   529,600  25,752
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Beneficial Corp.   575,000 $ 38,669
First Chicago NBD Corp.   343,600  19,628
Household International, Inc.   815,582  80,844
  672,135
FEDERAL SPONSORED CREDIT - 3.5%
Federal Home Loan Mortgage Corporation  5,523,200  167,077
Federal National Mortgage Association  10,984,000  433,868
Student Loan Marketing Association  2,667,300  290,402
  891,347
INSURANCE - 2.6%
Allmerica Financial Corp.   1,150,700  42,144
Allstate Corp.   2,023,010  133,013
General Re Corp.   545,400  88,082
ITT Hartford Group, Inc.   2,249,100  165,028
MBIA, Inc.   1,195,100  114,879
PMI Group, Inc.   312,300  16,318
Providian Corp.   319,000  17,186
Travelers Group, Inc. (The)  1,152,665  60,371
UNUM Corp.   341,300  25,811
  662,832
SECURITIES INDUSTRY - 0.4%
Lehman Brothers Holdings, Inc.   2,866,520  90,654
TOTAL FINANCE   3,216,155
HEALTH - 14.7%
DRUGS & PHARMACEUTICALS - 9.1%
Allergan, Inc.   3,030,000  107,186
American Home Products Corp.   2,715,000  172,063
Astra AB Class A Free shares  1,550,000  73,862
Bristol-Myers Squibb Co.   4,080,700  518,249
Genentech, Inc. special (a)(d)  2,272,300  124,692
Lilly (Eli) & Co.   2,848,866  248,207
Merck & Co., Inc.   2,425,000  220,069
Pfizer, Inc.   2,846,600  264,378
Pharmacia & Upjohn, Inc.   468,350  17,446
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Schering-Plough Corp.   1,330,300 $ 100,604
SmithKline Beecham PLC ADR  3,009,700  217,451
Warner-Lambert Co.   3,303,160  265,904
  2,330,111
MEDICAL EQUIPMENT & SUPPLIES - 4.0%
Allegiance Corp.   2,520,520  64,588
Bard (C.R.), Inc.   998,600  28,210
Bausch & Lomb, Inc. (d)  3,259,900  110,429
Baxter International, Inc.   3,374,600  155,653
Beckman Instruments, Inc.   750,000  29,625
Becton, Dickinson & Co.   2,504,500  123,347
Biomet, Inc.   2,322,100  35,993
Boston Scientific Corp. (a)  360,895  24,631
Guidant Corp.   298,825  16,659
Johnson & Johnson  2,680,600  154,470
Medtronic, Inc.   1,061,200  72,692
Nellcor, Inc. (a)  529,400  9,000
Pall Corp.   2,846,100  63,681
St. Jude Medical, Inc. (a)  1,365,550  51,720
Stryker Corp.   2,488,900  72,178
U.S. Surgical Corp.   150,000  6,019
  1,018,895
MEDICAL FACILITIES MANAGEMENT - 1.6%
Columbia/HCA Healthcare Corp.   1,763,466  69,657
Coram Healthcare Corp. (a)  1,492,500  8,022
Covance, Inc. (a)  802,875  15,154
FHP International Corp. (a)  722,500  26,191
Fresenius Medical Care AG sponsored ADR (a)  42,035  1,251
Integrated Health Services, Inc.   291,900  7,772
Quest Diagnostics, Inc. (a)  401,437  6,323
Tenet Healthcare Corp. (a)  7,486,100  202,125
United HealthCare Corp.   1,212,400  59,105
  395,600
TOTAL HEALTH   3,744,606
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - 0.3%
Norfolk Southern Corp.   368,600 $ 32,667
U.S. Industries, Inc. (a)  1,423,460  48,220
  80,887
INDUSTRIAL MACHINERY & EQUIPMENT - 5.1%
ELECTRICAL EQUIPMENT - 4.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA 888,576 88,014 American Superconductor Corp. (a) 304,750 3,276
Emerson Electric Co.   869,300  85,843
General Electric Co.   7,328,200  754,805
General Instrument Corp. (a)  486,200  12,094
Oak Industries, Inc. (a)(d)  1,464,700  32,040
Scientific-Atlanta, Inc.   291,000  5,529
Sensormatic Electronics Corp.   1,414,000  23,154
Westinghouse Electric Corp.   6,706,635  123,234
  1,127,989
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Stanley Works  1,066,100  40,512
POLLUTION CONTROL - 0.5%
Browning-Ferris Industries, Inc.   728,600  23,680
WMX Technologies, Inc.   3,022,700  110,706
  134,386
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,302,887
MEDIA & LEISURE - 2.7%
BROADCASTING - 0.2%
HSN, Inc. (a)  1,214,825  24,600
Jacor Communications, Inc. Class A (a)  1,206,600  31,975
  56,575
ENTERTAINMENT - 0.4%
Disney (Walt) Co.   1,241,800  90,962
Viacom, Inc. Class B (non-vtg.) (a)  500,000  17,125
  108,087
LODGING & GAMING - 0.9%
ITT Corp. (a)  2,912,600  166,382
Mirage Resorts, Inc. (a)  2,236,400  56,190
  222,572
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 1.2%
ACNielsen Corp. (a)  841,332 $ 13,777
Cognizant Corp.   3,432,600  110,272
Dun & Bradstreet Corp.   3,169,900  76,078
Times Mirror Co. Class A  2,097,900  99,126
  299,253
RESTAURANTS - 0.0%
Brinker International, Inc. (a)  155,000  1,686
Starbucks Corp. (a)  265,900  9,107
  10,793
TOTAL MEDIA & LEISURE   697,280
NONDURABLES - 9.4%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   363,100  24,464
BEVERAGES - 1.4%
Anheuser-Busch Companies, Inc.   2,040,000  86,700
PepsiCo, Inc.   7,834,000  273,211
  359,911
FOODS - 1.6%
General Mills, Inc.   1,306,300  88,502
Kellogg Co.   478,000  33,281
Nestle SA (Reg.)  20,000  21,687
Quaker Oats Co.   332,100  12,744
RalCorp Holdings, Inc. (a)  661,766  15,221
Ralston Purina Co.  1,413,507  111,137
Sysco Corp.   2,692,900  88,529
Tyson Foods, Inc.   1,035,200  35,067
  406,168
HOUSEHOLD PRODUCTS - 3.0%
Avon Products, Inc.   1,120,600  70,318
Dial Corp.   1,511,800  20,787
Gillette Co.   818,120  66,677
Premark International, Inc.   1,500,700  34,516
Procter & Gamble Co.   3,101,300  358,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - CONTINUED
Rubbermaid, Inc.   2,122,700 $ 49,087
Unilever NV ADR  917,600  150,945
  750,530
TOBACCO - 3.3%
Philip Morris Companies, Inc.   6,792,100  807,411
RJR Nabisco Holdings Corp.   245,746  8,048
UST, Inc.   948,100  29,154
  844,613
TOTAL NONDURABLES   2,385,686
PRECIOUS METALS - 0.1%
Newmont Mining Corp.   719,500  28,690
RETAIL & WHOLESALE - 5.5%
APPAREL STORES - 0.6%
Footstar, Inc. (a)  514,793  11,647
Limited, Inc. (The)  3,611,000  61,838
Payless ShoeSource, Inc. (a)  1,113,668  41,763
TJX Companies, Inc.   702,700  27,932
  143,180
DRUG STORES - 1.3%
CVS Corp.   1,817,400  78,603
Revco (D.S.), Inc. (a)  2,429,693  91,113
Rite Aid Corp.   2,305,440  92,218
Walgreen Co.   1,663,300  68,403
  330,337
GENERAL MERCHANDISE STORES - 1.6%
Carson Pirie Scott & Co. (a)(d)  1,644,874  44,000
Federated Department Stores, Inc. (a)  1,628,430  53,535
May Department Stores Co. (The)  805,200  35,831
Price/Costco, Inc. (a)  1,484,200  39,517
Wal-Mart Stores, Inc.   10,108,100  240,067
  412,950
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.9%
Ahold NV  202,000 $ 12,458
American Stores Co.   900,000  37,800
Kroger Co. (The) (a)  2,301,326  109,888
Safeway, Inc. (a)  1,717,700  82,020
  242,166
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
Corporate Express, Inc. (a)  787,500  17,719
Home Depot, Inc. (The)  3,806,700  188,432
Staples, Inc. (a)  1,086,100  22,265
Toys "R" Us, Inc. (a)  1,117,200  27,930
Viking Office Products, Inc. (a)  479,900  13,317
  269,663
TOTAL RETAIL & WHOLESALE   1,398,296
SERVICES - 1.2%
ADVERTISING - 0.1%
Omnicom Group, Inc.   477,700  23,228
PRINTING - 0.2%
Deluxe Corp.   265,900  8,176
Donnelley (R.R.) & Sons Co.   1,042,700  32,584
Valassis Communications, Inc. (a)  704,200  12,940
  53,700
SERVICES - 0.9%
ADT Ltd. (a)  1,875,200  41,958
Block (H&R), Inc.   3,474,100  102,920
Jostens, Inc. (d)  2,878,700  59,373
Service Corp. International  1,131,900  32,825
  237,076
TOTAL SERVICES   314,004
TECHNOLOGY - 8.8%
COMMUNICATIONS EQUIPMENT - 0.8%
Cisco Systems, Inc. (a)  2,059,000  143,615
Lucent Technologies, Inc.   1,079,976  58,589
  202,204
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 2.6%
Automatic Data Processing, Inc.   2,555,200 $ 105,721
CUC International, Inc. (a)  1,498,800  37,095
Ceridian Corp. (a)  1,920,500  72,499
DST Systems, Inc. (a)  1,467,300  47,871
Electronic Data Systems Corp.   4,876,700  224,328
Electronics for Imaging, Inc. (a)  321,800  29,847
First Data Corp.   2,550,000  91,800
Information Resources, Inc. (a)  1,317,778  20,426
NCR Corp. (a)  865,000  32,762
  662,349
COMPUTERS & OFFICE EQUIPMENT - 2.2%
Adaptec, Inc. (a)  1,224,200  53,559
Bay Networks, Inc. (a)  400,000  8,700
EMC Corp. (a)  500,000  18,938
International Business Machines Corp.   1,635,000  257,104
Pitney Bowes, Inc.   3,403,500  196,127
Silicon Graphics, Inc. (a)  792,800  21,703
  556,131
ELECTRONIC INSTRUMENTS - 0.2%
Perkin-Elmer Corp.   653,300  45,649
ELECTRONICS - 2.4%
AMP, Inc.   278,100  11,333
Avnet, Inc.   316,700  19,596
Intel Corp.   2,875,000  466,469
Motorola, Inc.   600,000  40,950
Texas Instruments, Inc.   635,000  49,768
Thomas & Betts Corp.   776,198  36,384
  624,500
PHOTOGRAPHIC EQUIPMENT - 0.6%
Eastman Kodak Co.   1,178,600  102,244
Polaroid Corp.   879,300  38,689
  140,933
TOTAL TECHNOLOGY   2,231,766
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.4%
AMR Corp. (a)  593,400 $ 47,769
Southwest Airlines Co.   1,016,200  22,356
Viad Corp.   3,085,300  48,593
  118,718
RAILROADS - 0.6%
Burlington Northern Santa Fe Corp.   982,519  85,970
CSX Corp.   1,225,800  59,451
  145,421
TOTAL TRANSPORTATION   264,139
UTILITIES - 4.3%
CELLULAR - 0.0%
360 Degrees Communications Co. (a)  500  10
ELECTRIC UTILITY - 0.6%
Allegheny Power System, Inc.   257,800  7,895
American Electric Power Co., Inc.   411,300  17,018
Duke Power Co.   200,000  9,375
Entergy Corp.   2,115,300  56,849
Texas Utilities Co.   167,400  6,780
Veba AG Ord.   900,000  49,628
  147,545
GAS - 0.0%
Consolidated Natural Gas Co.   234,200  13,027
TELEPHONE SERVICES - 3.7%
Ameritech Corp.   2,740,100  163,721
BCE, Inc.   306,000  15,413
Bell Atlantic Corp.   1,206,300  81,124
BellSouth Corp.   500,000  22,188
Cincinnati Bell, Inc.   364,300  22,541
Frontier Corp.   15,300  335
GTE Corp.   2,281,100  107,212
MCI Communications Corp.   2,144,200  75,315
NYNEX Corp.   2,550,500  129,119
Pacific Telesis Group  1,734,700  68,087
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
SBC Communications, Inc.   3,364,700 $ 184,638
WorldCom, Inc. (a)  2,596,800  65,245
  934,938
TOTAL UTILITIES   1,095,520
TOTAL COMMON STOCKS
(Cost $16,881,629)   23,599,094
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.0%
OIL & GAS - 0.0%
Tosco Financing Trust $2.875 (e)  115,000  6,325
FINANCE - 0.0%
SECURITIES INDUSTRY - 0.0%
Salomon, Inc. $3.484  106,000  6,493
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.2%
Loral Space & Communications Ltd. $3.00 (e)  727,000  39,530
NONDURABLES - 0.0%
TOBACCO - 0.0%
RJR Nabisco Holdings Corp. depositary shares $.6012 1,825,500 12,094 RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   72,000  15,480
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $73,064)   79,922
CORPORATE BONDS - 0.6%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.3%
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Liberty Property 8%, 7/1/01  B1 $ 1,591 $ 2,036
HEALTH - 0.2%
DRUGS & PHARMACEUTICALS - 0.2%
Roche Holdings, Inc. liquid yield option
notes 0%, 4/20/10 (e)  -  72,400  34,028
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Home Shopping Network, Inc.
5 7/8%, 3/1/06 (e)  B-  4,321  4,224
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Food Lion, Inc. 5%, 6/1/03 (e)  Baa1  6,700  7,521
TECHNOLOGY - 0.1%
ELECTRONICS - 0.1%
National Semiconductor Corp.
6 1/2%, 10/1/02 (e)  Ba2  31,640  31,996
TOTAL CONVERTIBLE BONDS   79,805
NONCONVERTIBLE BONDS - 0.3%
DURABLES - 0.1%
TEXTILES & APPAREL - 0.1%
Westpoint Stevens, Inc. 8 3/4%, 12/15/01  Ba3  16,910  17,333
FINANCE - 0.1%
ASSET-BACKED SECURITIES - 0.1%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19   Ba2  14,530  16,092
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Tenet Healthcare Corp. 10 1/8%, 3/1/05  Ba3 $ 23,000 $ 25,242
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
SCI Television, Inc. secured 11%, 6/30/05  B2  7,250  7,758
TOTAL NONCONVERTIBLE BONDS   66,425
TOTAL CORPORATE BONDS
(Cost $133,562)   146,230
U.S. TREASURY OBLIGATIONS - 0.6%
8 1/8%, 8/15/19  Aaa  10,000  11,401
6%, 2/15/26  Aaa  172,500  154,279
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $166,452)   165,680
CASH EQUIVALENTS - 5.8%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.56%, dated
1/31/97 due 2/3/97  $ 19,993  19,984
 SHARES
Taxable Central Cash Fund (b)    1,451,323,821  1,451,324
TOTAL CASH EQUIVALENTS
(Cost $1,471,308)   1,471,308
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $18,726,015)  $ 25,462,234
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Affiliated company (see Note 7 of Notes to Financial Statements).
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $123,624,000 or 0.5% of net assets.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $18,729,740,000. Net unrealized appreciation aggregated $6,732,494,000, of which $6,901,255,000 related to appreciated investment securities and $168,761,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                  $ 25,462,234
agreements of $19,984) (cost $18,726,015) -
See accompanying schedule

Cash                                                                                       1

Receivable for investments sold                                                            170,334

Receivable for fund shares sold                                                            50,567

Dividends receivable                                                                       29,233

Interest receivable                                                                        14,130

Other receivables                                                                          868

 TOTAL ASSETS                                                                              25,727,367

LIABILITIES

Payable for investments purchased                                             $ 176,031

Payable for fund shares redeemed                                               15,118

Accrued management fee                                                         10,292

Other payables and accrued expenses                                            5,849

Collateral on securities loaned, at value                                      61,340

 TOTAL LIABILITIES                                                                         268,630

NET ASSETS                                                                                $ 25,458,737

Net Assets consist of:

Paid in capital                                                                           $ 18,592,362

Undistributed net investment income                                                        21,496

Accumulated undistributed net realized gain (loss) on                                      108,718
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                              6,736,161
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 794,585 shares outstanding                                                $ 25,458,737

NET ASSET VALUE, offering price and redemption price per                                   $32.04
share ($25,458,737 (divided by) 794,585 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                 $ 194,115
Dividends (including $5,375 received from affiliated
issuers)

Interest (including income on securities loaned of $551)                           52,953

 TOTAL INCOME                                                                      247,068

EXPENSES

Management fee                                                       $ 56,237

Transfer agent fees                                                   24,180

Accounting and security lending fees                                  440

Non-interested trustees' compensation                                 62

Custodian fees and expenses                                           260

Registration fees                                                     1,213

Audit                                                                 78

Legal                                                                 52

Miscellaneous                                                         87

 Total expenses before reductions                                     82,609

 Expense reductions                                                   (1,817)      80,792

NET INVESTMENT INCOME                                                              166,276

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of                    210,131
 $5,190 on sales of investments in affiliated issuers)

 Foreign currency transactions                                        (21)         210,110

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                3,522,252

 Assets and liabilities in foreign currencies                         (86)         3,522,166

NET GAIN (LOSS)                                                                    3,732,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                   $ 3,898,552
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS       YEAR ENDED
                                                          ENDED JANUARY    JULY 31,
                                                          31, 1997         1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 166,276        $ 288,201
Net investment income

 Net realized gain (loss)                                  210,110          936,554

 Change in net unrealized appreciation (depreciation)      3,522,166        1,118,264

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           3,898,552        2,343,019
FROM OPERATIONS

Distributions to shareholders                              (191,527)        (271,415)
From net investment income

 From net realized gain                                    (790,988)        (453,173)

 TOTAL DISTRIBUTIONS                                       (982,515)        (724,588)

Share transactions                                         4,763,955        8,197,294
Net proceeds from sales of shares

 Reinvestment of distributions                             963,156          707,541

 Cost of shares redeemed                                   (2,390,057)      (3,423,684)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           3,337,054        5,481,151
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  6,253,091        7,099,582

NET ASSETS

 Beginning of period                                       19,205,646       12,106,064

 End of period (including undistributed net investment    $ 25,458,737     $ 19,205,646
income of $21,496 and $46,747, respectively)

OTHER INFORMATION
Shares

 Sold                                                      159,057          295,617

 Issued in reinvestment of distributions                   34,043           27,008

 Redeemed                                                  (79,493)         (123,924)

 Net increase (decrease)                                   113,607          198,701


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY 31,
      ENDED JANUARY
      31, 1997

      (UNAUDITED)   1996   1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 28.20    $ 25.10    $ 22.17    $ 21.90   $ 21.34    $ 19.92
beginning of period

Income from
Investment
Operations

 Net investment                 .22 D      .49        .43        .45       .53        .50
income

 Net realized and               5.00       3.99       4.14       1.07      3.02       1.94
 unrealized gain
(loss)

 Total from investment          5.22       4.48       4.57       1.52      3.55       2.44
 operations



Less Distributions

 From net investment            (.26)      (.48)      (.40)      (.48)     (.59)      (.38)
 income

 From net                       (1.12)     (.90)      (1.24)     (.77)     (2.40)     (.64)
 realized gain

 Total distributions            (1.38)     (1.38)     (1.64)     (1.25)    (2.99)     (1.02)

Net asset value, end of        $ 32.04    $ 28.20    $ 25.10    $ 22.17   $ 21.90    $ 21.34
period

TOTAL RETURN B, C               19.21%     18.39%     21.95%     7.08%     19.10%     12.75%
                                          H          H          H         H          H

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 25,459   $ 19,206   $ 12,106   $ 8,757   $ 6,646    $ 4,199
period (in millions)

Ratio of expenses to            .73% A     .75%       .78%       .83%      .83%       .86%
average net assets

Ratio of expenses to            .71% A     .74%       .77%       .82%      .83%       .86%
average net assets             , F        F          F          F
after expense
reductions

Ratio of net investment         1.47% A    1.82%      2.21%      2.09%     2.67%      2.49%
income to average
net assets

Portfolio turnover rate         34% A      41%        67%        92%       87%        221%

Average commission             $ .0420
rate G


ANNUALIZED
THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)




12. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Growth & Income Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
13. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
14. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $6,308,779,000 and $3,609,370,000, respectively, of which U.S. government and government agency obligations aggregated $156,192,000 and $0, respectively.
15. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%. For the period, the management fee was equivalent to an annualized rate of .50% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .21% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,948,000 for the period.
16. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $59,815,000 and $61,340,000, respectively.
17. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,149,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,000 and $667,000, respectively, under these arrangements.
18. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
DOLLAR AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Bausch & Lomb, Inc.  $ 4,924 $ - $ 1,660  $110,429
CBL & Associates Properties, Inc.   5,148  -  2,213  50,151
Carlisle Plastics, Inc. Class A   -  -  -  -
Carson Pirie Scott & Co.   -  -  -  44,000
Ferro Corp.   -  7,361  236  -
Fruit of the Loom, Inc. Class A   5,208  12,001  -  164,986
Genentech, Inc. special   1,453  -  -  124,692
Jostens, Inc.   -  -  1,266  59,373
Litton Industries, Inc.   3,534  -  -  110,169
Oak Industries, Inc.   12,219  2,498  -  32,040
Valassis Communications, Inc.   -  4,914  -  -
TOTALS  $ 32,486 $ 26,774 $ 5,375 $ 695,840
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE
XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB
SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
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(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
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ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
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OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Steven Kaye, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
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FIDELITY


(registered trademark)
OTC
PORTFOLIO
SEMIANNUAL REPORT
JANUARY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   22   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  26   Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As 1997 begins, the stock and bond markets generally have continued on the course they followed during the past year. Through January, stocks maintained their unprecedented climb, with the well-known, blue chip companies still setting the pace. With low, stable interest rates, the bond market has tended to mirror its historical returns in the mid-single digits.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. It's also advisable to keep money you'll need in the near future in a more stable investment, traditionally short-term bond or money market funds.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1997                 PAST 6   PAST 1   PAST 5    PAST 10
                                               MONTHS   YEAR     YEARS     YEARS

Fidelity OTC                                   25.10%   28.99%   106.61%   343.67%

Fidelity OTC (incl. 3% sales                   21.35%   25.12%   100.41%   330.36%
charge)

NASDAQ(registered trademark) Composite Index   28.03%   30.99%   134.04%   299.59%

Mid-Cap Funds Average                          18.37%   20.65%   92.16%    269.77%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the NASDAQ Composite Index - an unmanaged index of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of 181 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Unlike most other funds in this category, this fund invests in large companies as well as small ones. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1997         PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

Fidelity OTC                           28.99%   15.62%   16.07%

Fidelity OTC (incl. 3% sales charge)   25.12%   14.92%   15.71%

NASDAQ Composite Index                 30.99%   18.54%   14.86%

Mid-Cap Funds Average                  20.65%   13.85%   13.63%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19970131 19970210 133512 S00000000000001
             OTC Portfolio               FI NASDAQ w/Wilshire Divs
             00093                       F0091
  1987/01/31       9700.00                    10000.00
  1987/02/28      10738.16                    10850.79
  1987/03/31      10711.95                    10991.76
  1987/04/30      10591.35                    10690.57
  1987/05/31      10685.73                    10669.80
  1987/06/30      10900.70                    10890.02
  1987/07/31      11425.03                    11165.20
  1987/08/31      11959.84                    11692.01
  1987/09/30      11886.43                    11429.92
  1987/10/31       8305.30                     8329.64
  1987/11/30       7801.95                     7874.85
  1987/12/31       8773.50                     8540.36
  1988/01/31       9085.13                     8919.76
  1988/02/29       9690.40                     9509.53
  1988/03/31       9912.14                     9721.52
  1988/04/30      10211.78                     9853.50
  1988/05/31      10121.89                     9635.98
  1988/06/30      10793.08                    10281.69
  1988/07/31      10757.12                    10103.68
  1988/08/31      10499.43                     9834.92
  1988/09/30      10900.95                    10139.40
  1988/10/31      10894.96                    10015.19
  1988/11/30      10541.38                     9740.01
  1988/12/31      10778.63                    10013.64
  1989/01/31      11473.63                    10550.36
  1989/02/28      11443.15                    10522.57
  1989/03/31      11943.06                    10721.21
  1989/04/30      12528.33                    11284.00
  1989/05/31      13089.21                    11789.76
  1989/06/30      13058.72                    11516.73
  1989/07/31      13631.79                    12021.83
  1989/08/31      14241.45                    12448.00
  1989/09/30      14322.76                    12558.06
  1989/10/31      13839.83                    12114.16
  1989/11/30      13966.92                    12141.45
  1989/12/31      14054.52                    12122.87
  1990/01/31      13056.60                    11098.70
  1990/02/28      13419.48                    11381.97
  1990/03/31      13928.91                    11657.42
  1990/04/30      13524.16                    11259.47
  1990/05/31      14410.42                    12318.03
  1990/06/30      14438.33                    12423.06
  1990/07/31      14249.91                    11792.66
  1990/08/31      13021.71                    10273.85
  1990/09/30      12305.07                     9300.31
  1990/10/31      12045.56                     8919.94
  1990/11/30      12881.76                     9725.76
  1990/12/31      13386.76                    10141.63
  1991/01/31      14440.95                    11251.98
  1991/02/28      15560.13                    12322.85
  1991/03/31      16433.80                    13133.85
  1991/04/30      16404.92                    13215.26
  1991/05/31      17206.39                    13813.84
  1991/06/30      16376.04                    13005.31
  1991/07/31      17531.32                    13734.63
  1991/08/31      18455.54                    14397.07
  1991/09/30      18293.35                    14445.56
  1991/10/31      19088.72                    14902.74
  1991/11/30      18186.29                    14394.64
  1991/12/31      19967.62                    16125.94
  1992/01/31      20829.82                    17073.52
  1992/02/29      20870.11                    17454.83
  1992/03/31      20201.30                    16652.69
  1992/04/30      19605.01                    15977.03
  1992/05/31      19887.04                    16176.51
  1992/06/30      19451.91                    15592.99
  1992/07/31      19862.87                    16086.16
  1992/08/31      19371.33                    15612.18
  1992/09/30      19969.22                    16187.14
  1992/10/31      20713.36                    16811.71
  1992/11/30      22175.38                    18150.01
  1992/12/31      22950.74                    18840.57
  1993/01/31      23102.85                    19397.35
  1993/02/28      22199.13                    18702.19
  1993/03/31      22968.63                    19259.30
  1993/04/30      22297.56                    18475.63
  1993/05/31      22897.05                    19586.04
  1993/06/30      22923.89                    19699.70
  1993/07/31      23174.43                    19739.10
  1993/08/31      23603.92                    20826.15
  1993/09/30      24252.62                    21404.25
  1993/10/31      24572.50                    21886.01
  1993/11/30      23923.05                    21207.47
  1993/12/31      24863.33                    21856.57
  1994/01/31      25532.81                    22542.27
  1994/02/28      25265.02                    22337.73
  1994/03/31      24255.65                    20975.37
  1994/04/30      23586.18                    20723.81
  1994/05/31      23462.58                    20781.83
  1994/06/30      22597.41                    19975.36
  1994/07/31      23091.79                    20453.67
  1994/08/31      24245.35                    21705.00
  1994/09/30      24307.15                    21688.24
  1994/10/31      24863.33                    22084.15
  1994/11/30      24049.66                    21333.71
  1994/12/31      24193.17                    21402.43
  1995/01/31      24141.18                    21517.04
  1995/02/28      25409.58                    22637.45
  1995/03/31      26262.11                    23330.02
  1995/04/30      27364.17                    24117.35
  1995/05/31      28143.92                    24729.07
  1995/06/30      30327.23                    26722.06
  1995/07/31      32323.40                    28685.72
  1995/08/31      32739.27                    29251.59
  1995/09/30      33211.75                    29947.88
  1995/10/31      33031.65                    29757.50
  1995/11/30      33624.91                    30443.67
  1995/12/31      33441.11                    30262.38
  1996/01/31      33363.93                    30504.05
  1996/02/29      34554.71                    31683.96
  1996/03/31      34620.86                    31743.73
  1996/04/30      36792.93                    34332.87
  1996/05/31      38138.08                    35879.33
  1996/06/30      36803.96                    34209.29
  1996/07/31      34400.35                    31209.67
  1996/08/31      36429.08                    32983.72
  1996/09/30      38984.36                    35467.29
  1996/10/31      38827.41                    35327.38
  1996/11/30      41592.17                    37400.18
  1996/12/31      41378.35                    37371.27
  1997/01/31      43022.86                    39958.65
IMATRL PRASUN   SHR__CHT 19970131 19970210 133515 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity OTC Portfolio on January 31, 1987 and the current maximum 3% sales charge was paid. As the chart shows, by January 31, 1997, the value of the investment would have grown to $43,036 - a 330.36% increase on the initial investment. For comparison, look at how the NASDAQ Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,959 - a 299.59% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGERS' OVERVIEW


NOTE TO SHAREHOLDERS: On January 7, 1997, Robert Bertelson (right photo) replaced Charles Mangum as Portfolio Manager of Fidelity OTC Portfolio. The following is an interview with Charles Mangum covering most of the period, followed by comments by Bob Bertelson on changes he's made to the fund and his outlook.
Q. CHARLES, HOW DID THE FUND PERFORM?
C.M. For the six months that ended January 31, 1997, the fund had a total return of 25.10%, compared to 28.03% for the NASDAQ Composite Index. According to Lipper Analytical Services, the mid-cap funds average returned 18.37% for the same period. For the 12 months that ended January 31, 1997, the fund returned 28.99%, while the NASDAQ returned 30.99% and the mid-cap funds average returned 20.65%.
Q. WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE?
C.M. The fund lagged the index because it didn't perform as well in January after I had cut back some of our holdings in large-company stocks, such as Intel and Microsoft. Both of those two stocks are large components of the NASDAQ, and they performed very well in January. The stocks had posted large gains in 1996, but I was concerned they had reached the end of their run because statistics had shown that personal computer demand might be slowing. In addition, one of the fund's larger positions, Nellcor, posted disappointing earnings as its turnaround took longer than anticipated. The fund did well against the mid-cap average because during most of the period, I focused more on large-capitalization names in the NASDAQ - such as Microsoft, Intel, Cisco Systems and Oracle - than other funds, and those types of stocks performed better than mid-capitalization stocks overall.
Q. WHAT WAS THE MARKET ENVIRONMENT LIKE DURING THE PAST SIX MONTHS?
C.M. The market was paced by the strong performance of stocks of the largest companies, based in part on the fact that these companies posted the best earnings and revenue growth. In addition, sentiment toward stocks was very positive, with investors putting a great deal of money into the market. Many institutional money managers looked toward the larger stocks to stay fully invested because large-capitalization issues offer lower volatility and a higher degree of liquidity than smaller-company issues. As a result of this euphoria, valuations of stocks in such indexes as the NASDAQ are at or near historically high levels.
Q. TURNING TO YOU, BOB, WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND EARLIER THIS MONTH?
B.B. I've made some adjustments to some of the fund's industry weightings. The fund was quite overweighted in health care stocks compared to the NASDAQ and, though I like some segments of that sector, I've reduced the position. Instead, I've invested in energy, transportation and biotechnology stocks. While I think we'll see lower oil and gas prices this year, I've invested in energy companies that have the opportunity to significantly grow their reserves and production levels over the next few years. Lower commodity prices should help airlines, so I've added to investments there as well.
Q. WHAT ABOUT BIOTECHNOLOGY?
B.B. Biotech stocks lagged behind the rest of the market in 1996. However, there are a lot of new drugs up for approval by the Food and Drug Administration. Historically, these approvals have helped drive biotech stock price performance. Since it can be difficult to predict which drugs will show efficacy and receive FDA approval, I've been putting together a portfolio within a portfolio to give the fund exposure to many possible approvals, while also minimizing the downside that might result from concentrating on a smaller number of biotech stocks.
Q. ARE YOU PURSUING ANY OTHER NOTEWORTHY STRATEGIES?
B.B. The stock market has been strong for an extended period of time, having seen a sharp advance after a correction last July. With each passing day, we probably get closer to some sort of correction. Corrections in the over-the-counter market can be very severe, characterized by low levels of liquidity that cause unwarranted drops in the prices of smaller-sized stocks. As a result, I've been trying to improve the liquidity of the fund, in part by adding to some of the larger-cap names in the over-the-counter market that I think look favorably valued, such as Intel. If we get into a corrective environment, it's my belief that the larger stocks will decline less and remain liquid enough for me to sell them, allowing me to redeploy those assets to invest in attractive small stocks if they experience sharp price declines.
Q. DOES THAT MEAN YOU FORESEE PROBLEMS IN THE MARKET GOING FORWARD?
B.B. No. I'm cautiously optimistic. I'm optimistic because the economy seems to be growing at just the right pace, not so strong that the Federal Reserve Board feels it has to raise interest rates to head off inflation, or so weak that most companies miss earnings estimates. Several sectors of the market - including technology - continue to post strong growth rates. Others, such as the cyclical areas that rise and fall with the economy have performed well, but haven't been rewarded by investor interest. There is an opportunity for a rotation toward those stocks that have lagged but whose business prospects have improved. It's difficult to see what might change this favorable environment. Usually, higher interest rates hurt a market like this. While rates may bounce around, it looks as if we won't see them rise significantly unless the economy accelerates dramatically or we see clear evidence of wage inflation. At the same time, I'm cautious because many stocks are up significantly since hitting lows last July. Stock prices have risen faster than earnings, so the market is vulnerable to a change in sentiment or interest rate increases. I can't pick when a correction might happen, so I don't try to figure out the market. Instead, I focus on investing stock-by-stock, looking for those companies that do the best, sell at reasonable valuations and offer the opportunity to surprise Wall Street with their performance.
FUND FACTS
GOAL: long-term capital
growth by investing mainly in
equity securities traded on
the over-the-counter market
FUND NUMBER: 093
TRADING SYMBOL: FOCPX
START DATE: December 31, 1984
SIZE: as of January 31, 1997,
more than $3.6 billion
MANAGER: Robert Bertelson,
since January 1997;
manager, Fidelity
Convertible Securities Fund,
June 1996-January 1997;
Fidelity Select Industrial
Equipment Portfolio,
1994-June 1996; Fidelity
Select Energy Portfolio,
1992-1994; joined Fidelity in
1991
(checkmark)
BOB BERTELSON ON HIS
INVESTMENT APPROACH:
"I'm a growth investor. I like to
find companies with
leadership positions in unit
growth markets - where
companies are increasing
revenues not by increasing
prices but by selling units at a
rate faster than the overall
economy. It's also crucial that
they have the opportunity to
increase their market share.
Ideally, I also prefer
companies that aren't
dependent on external
sources for financing. If they
generate free cash flow, that's
good, but it's not always the
case with rapidly growing
companies. But the lack of
dependence on external
sources of financing is a
positive.
"I also recognize the limits of
knowledge and the fact that
unforeseen consequences can
change business prospects for
a company. As a result, I like
to diversify my investments so
that I don't put myself in a
position where any one
investment, theme or strategy
can severely undercut
performance. I decide the
size of a position in the fund in
relation to the stock's liquidity.
I want to leave myself room to
change my mind either way,
increasing a position if the
company's story is getting
better, or decreasing it if it has
reached full valuation or if
business prospects
deteriorate."
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1997
                                          % OF FUND'S    % OF FUND'S
                                          INVESTMENTS    INVESTMENTS
                                                         IN THESE STOCKS
                                                         6 MONTHS AGO

Intel Corp.                               6.5            4.0

Cisco Systems, Inc.                       3.7            3.2

WorldCom, Inc.                            3.0            0.4

Oracle Systems Corp.                      2.6            3.3

MCI Communications Corp.                  2.5            0.5

Microsoft Corp.                           2.4            2.3

PacifiCare Health Systems, Inc. Class B   1.7            0.3

Proffitts, Inc.                           1.5            1.0

Oxford Health Plans, Inc.                 1.4            0.7

Parametric Technology Corp.               1.3            0.5

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           40.7           38.2

Health               12.0           10.7

Retail & Wholesale   9.4            8.4

Finance              7.9            10.0

Utilities            6.6            3.8

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1997 * AS OF JULY 31, 1996 **
Row: 1, Col: 1, Value: 5.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 47.34999999999999
Row: 1, Col: 4, Value: 47.34999999999999
Stocks 93.2%
Bonds 0.6%
Short-term
investments 6.2%
FOREIGN
INVESTMENTS 2.6%
Stocks 94.7%
Bonds 0.0%
Short-term
investments 5.3%
FOREIGN
INVESTMENTS 3.2%
Row: 1, Col: 1, Value: 6.2
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 46.6
Row: 1, Col: 4, Value: 44.6
*
**

INVESTMENTS JANUARY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.2%
AEROSPACE & DEFENSE - 0.1%
Aviall, Inc.   25,000 $ 285
BE Aerospace, Inc.   100,000  2,656
  2,941
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc.   127,000  2,858
Newport News Shipbuilding, Inc.   153,800  2,460
  5,318
TOTAL AEROSPACE & DEFENSE   8,259
BASIC INDUSTRIES - 0.2%
CHEMICALS & PLASTICS - 0.1%
Fuller (H.B.) Co.   75,683  3,775
PAPER & FOREST PRODUCTS - 0.1%
Fort Howard Corp. (a)  80,000  2,540
TOTAL BASIC INDUSTRIES   6,315
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.3%
RPM, Inc.   486,900  9,069
ENGINEERING - 0.2%
MasTec, Inc. (a)  135,700  8,650
TOTAL CONSTRUCTION & REAL ESTATE   17,719
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Ugly Duckling Corp. (a)  130,000  2,763
CONSUMER DURABLES - 0.0%
Stratasys, Inc.   20,000  398
TEXTILES & APPAREL - 0.3%
Westpoint Stevens, Inc. Class A (a)  301,000  9,405
TOTAL DURABLES   12,566
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 2.9%
OIL & GAS - 2.9%
Abacan Resource Corp. (a)  1,800,000 $ 19,574
Belden & Blake Corp. (a)  220,900  5,799
Chesapeake Energy Corp. (a)  750,100  17,909
Flores & Rucks, Inc. (a)  199,000  10,224
Forcenergy Gas Exploration, Inc. (a)  682,900  22,280
Rutherford-Moran Oil Corp.   300,000  6,375
Swift Energy Co. (a)  299,900  10,946
Tosco Corp.   100,000  8,850
Vastar Resources, Inc.   108,400  3,916
  105,873
FINANCE - 7.9%
BANKS - 2.9%
Fifth Third Bancorp  124,950  9,667
First American Corp.   455  28
First Commerce Bancshares, Inc.   115,600  2,659
First Commerce Bancshares, Inc. Class B  445,900  7,692
First Security Corp.   197,500  6,764
First Tennessee National Corp.   80,900  3,276
Marshall & Ilsley Corp.   304,400  11,567
Northern Trust Corp.   881,700  36,150
Peoples Heritage Financial Group, Inc.   147,900  4,289
SouthTrust Corp.   178,800  6,750
U.S. Bancorp  198,800  9,058
Zions Bancorp  60,900  7,034
  104,934
CREDIT & OTHER FINANCE - 1.6%
Aames Financial Corp.   310,000  13,330
Cityscape Financial Corp. (a)  926,900  27,575
Concord EFS, Inc.   100,000  2,000
IMC Mortgage Co. (a)  5,000  250
Money Store, Inc.   140,000  3,570
Rac Financial Group, Inc. (a)  275,000  9,075
Triad Guaranty, Inc. (a)  107,800  3,342
  59,142
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - 0.3%
GCR Holdings Ltd.   257,600 $ 6,021
Life USA Holding, Inc. (a)  542,000  5,827
  11,848
SAVINGS & LOANS - 3.1%
Astoria Financial Corp.   293,500  11,447
Charter One Financial Corp.   747,795  33,744
Collective Bancorp., Inc.   204,800  7,040
Long Island Bancorp., Inc.   440,000  16,115
Washington Federal, Inc.   152,000  3,952
Washington Mutual, Inc.   755,273  41,021
  113,319
TOTAL FINANCE   289,243
HEALTH - 12.0%
DRUGS & PHARMACEUTICALS - 2.7%
Alkermes, Inc. (a)  204,900  4,764
Amgen, Inc. (a)  272,800  15,379
Biogen, Inc. (a)  713,600  33,361
Cell Genesys, Inc. (a)  345,100  2,588
COR Therapeutics, Inc. (a)  127,000  1,730
Guilford Pharmaceuticals, Inc. (a)  161,200  3,949
IDEXX Laboratories, Inc. (a)  370,000  12,025
Immunex Corp.   9,900  200
Ligand Pharmaceuticals, Inc. Class B  200,000  2,775
Magainin Pharmaceuticals, Inc. (a)  664,200  5,314
Millennium Pharmaceuticals, Inc.   77,000  1,492
Protein Design Labs, Inc.   20,000  700
Sangstat Medical Corp. (a)  100,000  3,050
Sigma Aldrich Corp.   340,000  10,795
  98,122
MEDICAL EQUIPMENT & SUPPLIES - 3.5%
AmeriSource Health Corp. Class A (a)  71,900  3,523
Biomet, Inc.   1,989,400  30,836
Biopsys Medical, Inc. (a)  111,200  2,975
Conmed Corp. (a)  427,400  8,281
Datascope Corp. (a)(b)  959,600  20,871
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Heartport, Inc.   50,000 $ 1,581
InControl, Inc.   100,000  738
Nellcor, Inc. (a)  1,904,900  32,383
St. Jude Medical, Inc. (a)  471,150  17,845
Stryker Corp.   234,800  6,809
Xomed Surgical Products, Inc. (a)  188,500  2,851
  128,693
MEDICAL FACILITIES MANAGEMENT - 5.8%
Cambridge Heart, Inc.   42,100  521
Integramed America, Inc. (a)  200,000  350
Lincare Holdings, Inc. (a)  876,940  33,159
National Surgery Centers, Inc. (a)  351,500  11,995
Oxford Health Plans, Inc. (a)  910,600  49,514
PacifiCare Health Systems, Inc. Class B (a)  764,100  61,510
PhyMatrix Corp. (a)  556,300  8,831
Physician Corp. of America (a)  520,600  5,108
Quorum Health Group, Inc. (a)  742,800  21,448
TheraTx, Inc. (a)  1,016,800  12,202
United HealthCare Corp.   100,000  4,876
  209,514
TOTAL HEALTH   436,329
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
ELECTRICAL EQUIPMENT - 0.1%
Cymer, Inc. (a)  50,000  2,575
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
Duriron Co., Inc.   390,000  10,359
Greenfield Industries, Inc.   100,800  2,722
PRI Automation, Inc. (a)  112,400  6,758
Park Ohio Industries, Inc. (a)  285,363  4,405
  24,244
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   26,819
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 4.9%
BROADCASTING - 2.1%
Clear Channel Communications, Inc. (a)  242,100 $ 10,320
Evergreen Media Corp. Class A (a)  870,700  26,992
HSN, Inc. (a)  68,000  1,377
Heartland Wireless Communications, Inc. (a)(b)  1,183,300  11,093
PanAmSat Corp. (a)  52,300  1,543
Sinclair Broadcast Group, Inc. Class A (a)(b)  348,700  8,892
TCI Group Class A  959,900  12,779
Tele-Communications Liberty Media Group, Series A  67,500  1,283
Young Broadcasting, Inc. Class A (a)  55,000  1,690
  75,969
ENTERTAINMENT - 0.5%
All American Communications, Inc. (a)(b)  970,800  13,834
Regal Cinemas, Inc.   200,000  5,350
  19,184
LODGING & GAMING - 0.7%
Anchor Gaming (a)  28,200  1,043
HFS, Inc. (a)  341,100  23,877
  24,920
PUBLISHING - 0.6%
Gibson Greetings, Inc. (a)  223,400  4,133
Scholastic Corp. (a)  288,800  17,039
  21,172
RESTAURANTS - 1.0%
Apple South, Inc.   535,000  7,958
Applebee's International, Inc.   906,000  24,462
Rare Hospitality International, Inc. (a)  184,700  2,817
  35,237
TOTAL MEDIA & LEISURE   176,482
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 1.4%
FOODS - 0.2%
Tyson Foods, Inc.   188,200 $ 6,375
HOUSEHOLD PRODUCTS - 1.2%
Alberto-Culver Co. Class A  632,400  28,221
Brady (W.H.) Co. Class A  271,000  6,233
Safeskin Corp. (a)  359,800  8,635
  43,089
TOTAL NONDURABLES   49,464
RETAIL & WHOLESALE - 9.4%
APPAREL STORES - 1.0%
Gymboree Corp. (a)  766,050  17,619
Just for Feet, Inc. (a)  48,600  1,434
Loehmanns, Inc. (a)  153,500  2,341
Ross Stores, Inc.   375,400  15,391
  36,785
GENERAL MERCHANDISE STORES - 3.3%
Casey's General Stores, Inc.   625,900  11,031
Dollar Tree Stores (a)  546,000  23,069
Price/Costco, Inc. (a)  846,400  22,535
Proffitts, Inc. (a)(b)  1,459,500  52,907
Stein Mart, Inc. (a)  470,000  9,459
  119,001
GROCERY STORES - 0.3%
Central Garden & Pet Co. (a)  485,000  13,095
RETAIL & WHOLESALE, MISCELLANEOUS - 4.8%
Bed Bath & Beyond, Inc. (a)  607,200  16,698
Corporate Express, Inc. (a)  1,158,150  26,058
IKON Office Solutions, Inc.   48,200  2,127
Officemax, Inc.   1,100,000  13,200
PETsMART, Inc. (a)  306,200  6,966
Staples, Inc. (a)  1,263,100  25,894
U.S. Office Products Co. (a)  1,200,300  39,760
Viking Office Products, Inc. (a)  1,580,700  43,864
  174,567
TOTAL RETAIL & WHOLESALE   343,448
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 3.4%
LEASING & RENTAL - 0.8%
Aaron Rents, Inc. Class B  503,600 $ 5,665
Alrenco, Inc. (a)  100,000  1,138
Danka Business Systems PLC sponsored ADR  362,500  16,131
Renters Choice, Inc. (a)  388,200  6,381
  29,315
PRINTING - 0.3%
ASM Lithography Holding NV (a)  150,000  10,969
SERVICES - 2.3%
APAC Teleservices, Inc. (a)  252,100  9,895
Aresco, Inc.   200,000  4,975
Employee Solutions, Inc. (a)  510,100  13,008
G & K Services, Inc. Class A  160,000  5,120
HCIA, Inc. (a)  379,300  14,650
HealthCare COMPARE Corp. (a)  771,900  32,902
PMT Services, Inc.   75,000  1,200
Zebra Technologies Corp. Class A (a)  126,900  3,363
  85,113
TOTAL SERVICES   125,397
TECHNOLOGY - 40.7%
COMMUNICATIONS EQUIPMENT - 7.3%
ADC Telecommunications, Inc. (a)  137,000  4,915
Ascend Communications, Inc. (a)  606,900  42,255
Aspect Telecommunications Corp. (a)  293,600  9,102
Brite Voice Systems, Inc. (a)  313,700  5,176
Centigram Communications Corp.   2,800  37
Cisco Systems, Inc. (a)  1,921,900  134,053
Davox Corp. (a)  15,900  668
Dynatech Corp. (a)  163,500  5,886
Ericsson (L.M.) Telephone Co. Class B ADR  200,000  6,734
InterVoice, Inc. (a)  167,000  2,088
Larscom, Inc. Class A (a)  300,000  3,600
Natural Microsystems  50,000  1,725
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Pairgain Technologies, Inc.   72,800 $ 2,980
Tellabs, Inc. (a)  316,600  13,040
3Com Corp. (a)  527,000  35,375
  267,634
COMPUTER SERVICES & SOFTWARE - 13.8%
Adobe Systems, Inc.   222,200  8,416
American Business Information, Inc. (a)  402,500  9,006
Autodesk, Inc.   185,000  5,851
BDM International, Inc. (a)  57,700  3,036
BMC Software, Inc. (a)  190,000  8,241
Black Box Corp. (a)  271,100  10,166
Broderbund Software, Inc. (a)  328,200  10,133
Baan Co. NV (a)  200,000  9,075
Cellular Technical Services, Inc. (a)  100,000  1,375
Citrix Systems, Inc. (a)  79,600  3,682
Clarify, Inc. (a)  67,700  2,437
Electronic Arts, Inc. (a)  75,800  2,416
Electronics for Imaging, Inc. (a)  92,800  8,607
Fiserv, Inc. (a)  347,300  11,613
HBO & Co.   94,400  5,912
HNC Software, Inc.   25,000  753
Intersolv, Inc.   88,500  885
Intuit, Inc. (a)  282,200  8,254
Maxis, Inc. (a)  517,900  6,895
McAfee Associates, Inc. (a)  232,987  13,571
Microsoft Corp. (a)  847,800  86,476
Netscape Communications Corp. (a)  200,600  7,598
Novell, Inc.   750,000  9,469
Oracle Systems Corp. (a)  2,475,425  96,232
Parametric Technology Corp. (a)  816,160  47,133
Paychex, Inc.   251,200  12,183
PeopleSoft, Inc. (a)  80,000  4,360
Project Software & Development, Inc. (a)  6,700  300
Saville Systems Ireland PLC sponsored ADR (a)  1,001,600  42,067
Shared Medical Systems Corp.   688,500  32,489
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
SunGard Data Systems, Inc. (a)  641,700 $ 25,347
Sybase, Inc. (a)  373,000  6,481
Symantec Corp.   200,000  3,200
  503,659
COMPUTERS & OFFICE EQUIPMENT - 4.4%
Adaptec, Inc. (a)  652,400  28,543
Creative Technology Corp. Ltd. (a)  385,000  5,462
Dell Computer Corp. (a)  151,600  10,025
EMC Corp. (a)  500,000  18,938
FileNet Corp. (a)  120,300  2,301
General Binding Corp.   87,100  2,667
Ingram Micro, Inc. Class A (a)  617,000  12,803
Quantum Corp. (a)  669,200  25,430
Read Rite Corp. (a)  50,000  1,650
Seagate Technology  100,000  5,150
Sun Microsystems, Inc. (a)  439,400  13,951
Tech Data Corp. (a)  405,400  10,338
Wang Laboratories, Inc. (a)  990,700  23,032
  160,290
ELECTRONIC INSTRUMENTS - 1.4%
Applied Materials, Inc. (a)  200,000  9,875
KLA Instruments Corp. (a)  299,000  12,745
Lam Research Corp. (a)  305,300  12,326
Novellus System, Inc. (a)  159,500  12,640
Teradyne, Inc.   100,000  3,088
  50,674
ELECTRONICS - 13.8%
Actel Corp. (a)  200,000  4,100
Altera Corp. (a)  508,200  21,980
Atmel Corp. (a)  617,700  28,646
Brightpoint, Inc.   200,000  5,675
DH Technology, Inc. (a)  272,100  4,677
Hadco Corp. (a)  107,000  5,805
Integrated Device Technology, Inc. (a)  605,900  6,362
Intel Corp.   1,469,900  238,491
Lattice Semiconductor Corp. (a)  395,100  20,496
Linear Technology Corp.   574,100  27,987
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Maxim Integrated Products, Inc. (a)  381,100 $ 21,437
Microchip Technology, Inc. (a)  536,700  20,462
Molex, Inc.   876,437  33,524
Sanmina Corp. (a)  426,100  25,353
Tencor Instruments (a)  614,400  25,037
Uniphase Corp. (a)  283,200  12,353
  502,385
TOTAL TECHNOLOGY   1,484,642
TRANSPORTATION - 3.5%
AIR TRANSPORTATION - 1.4%
ASA Holdings, Inc.   150,000  3,375
Comair Holdings, Inc.   400,000  8,150
Continental Airlines, Inc.   500,000  13,938
Northwest Airlines Corp. Class A (a)  740,000  25,160
  50,623
RAILROADS - 0.6%
Wisconsin Central Transportation Corp. (a)  571,200  21,206
TRUCKING & FREIGHT - 1.5%
Air Express International Corp.   660,300  20,923
American Freightways Corp. (a)  210,000  2,809
Expeditors International of Washington, Inc.   516,000  11,159
Landstar System, Inc. (a)  100,000  2,375
M.S. Carriers, Inc. (a)  311,900  4,990
Roadway Express, Inc.   100,000  2,050
USFreightways Corp.   319,300  8,102
Werner Enterprises, Inc.   268,300  4,829
  57,237
TOTAL TRANSPORTATION   129,066
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 6.6%
CELLULAR - 0.5%
Arch Communications Group, Inc. (a)  904,200 $ 7,460
Pagemart Wireless, Inc. Class A (a)  1,188,500  8,170
Palmer Wireless, Inc. (a)  114,300  1,186
  16,816
TELEPHONE SERVICES - 6.1%
Brooks Fiber Properties, Inc.   351,000  8,995
MCI Communications Corp.   2,567,000  90,166
Teleport Communications Group, Inc. Class A (a)  456,100  14,196
WorldCom, Inc. (a)  4,408,834  110,772
  224,129
TOTAL UTILITIES   240,945
TOTAL COMMON STOCKS
(Cost $2,808,921)   3,452,567
CASH EQUIVALENTS - 5.3%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.56%, dated
1/31/97 due 2/3/97 $ 11,820  11,815
 SHARES
Taxable Central Cash Fund (c)  181,203,897  181,204
TOTAL CASH EQUIVALENTS
(Cost $193,019)   193,019
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,001,940)  $ 3,645,586
LEGEND
1. Non-income producing
2. Affiliated company (see Note 7 of Notes to Financial Statements).
3. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.39%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At January 31, 1997, the aggregate cost of investment securities for income tax purposes was $3,004,434,000. Net unrealized appreciation aggregated $641,152,000, of which $751,993,000 related to appreciated investment securities and $110,841,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS(EXCEPT PER-SHARE AMOUNTS) JANUARY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                 $ 3,645,586
agreements of $11,815) (cost $3,001,940) - See
accompanying schedule

Receivable for investments sold                                                           80,208

Receivable for fund shares sold                                                           12,988

Dividends receivable                                                                      532

Interest receivable                                                                       832

Other receivables                                                                         798

 TOTAL ASSETS                                                                             3,740,944

LIABILITIES

Payable to custodian bank                                                     $ 302

Payable for investments purchased                                              114,054

Payable for fund shares redeemed                                               20,664

Accrued management fee                                                         1,564

Other payables and accrued expenses                                            821

 TOTAL LIABILITIES                                                                        137,405

NET ASSETS                                                                               $ 3,603,539

Net Assets consist of:

Paid in capital                                                                          $ 2,813,225

Distributions in excess of net investment income                                          (3,554)

Accumulated undistributed net realized gain (loss) on                                     150,222
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                             643,646
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 105,935 shares outstanding                                               $ 3,603,539

NET ASSET VALUE and redemption price per share                                            $34.02
($3,603,539 (divided by) 105,935 shares)

Maximum offering price per share (100/97.00 of $34.02)                                    $35.07


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                               $ 5,419
Dividends

Interest                                                                         5,082

 TOTAL INCOME                                                                    10,501

EXPENSES

Management fee                                                       $ 10,381
Basic fee

 Performance adjustment                                               (944)

Transfer agent fees                                                   3,974

Accounting fees and expenses                                          408

Non-interested trustees' compensation                                 9

Custodian fees and expenses                                           83

Registration fees                                                     280

Audit                                                                 32

Legal                                                                 10

Interest                                                              2

Miscellaneous                                                         13

 Total expenses before reductions                                     14,248

 Expense reductions                                                   (196)      14,052

NET INVESTMENT INCOME (LOSS)                                                     (3,551)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of             318,633
 $(4,160) on sales of investments in affiliated issuers)

 Foreign currency transactions                                        (2)        318,631

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                368,936

 Assets and liabilities in foreign currencies                         (1)        368,935

NET GAIN (LOSS)                                                                  687,566

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                 $ 684,015
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS       YEAR ENDED
                                                         ENDED JANUARY    JULY 31,
                                                         31, 1997         1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (3,551)        $ 10,370
Net investment income (loss)

 Net realized gain (loss)                                 318,631          380,992

 Change in net unrealized appreciation (depreciation)     368,935          (255,943)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          684,015          135,419
FROM OPERATIONS

Distributions to shareholders                             (6,872)          (1,479)
From net investment income

 From net realized gain                                   (391,420)        (130,433)

 TOTAL DISTRIBUTIONS                                      (398,292)        (131,912)

Share transactions                                        1,607,844        2,256,968
Net proceeds from sales of shares

 Reinvestment of distributions                            390,322          129,010

 Cost of shares redeemed                                  (1,315,493)      (1,864,420)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          682,673          521,558
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 968,396          525,065

NET ASSETS

 Beginning of period                                      2,635,143        2,110,078

 End of period (including under (over) distribution      $ 3,603,539      $ 2,635,143
of net investment income of $(3,554) and $8,871,
respectively)

OTHER INFORMATION
Shares

 Sold                                                     48,796           70,969

 Issued in reinvestment of distributions                  12,633           4,239

 Redeemed                                                 (39,960)         (58,605)

 Net increase (decrease)                                  21,469           16,603


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY 31,
      ENDED JANUARY
      31, 1997

      (UNAUDITED)      1996                   1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 31.20    $ 31.09   $ 22.42   $ 25.90   $ 24.65   $ 24.28
beginning of period

Income from
Investment
Operations

 Net investment                 (.04) G    .13       .09       .12       .06       .08
 income (loss)

 Net realized and               7.26       1.80      8.79      (.08)     3.68      2.92
 unrealized gain
(loss)

 Total from investment          7.22       1.93      8.88      .04       3.74      3.00
 operations



Less Distributions              (.08)      (.02)     (.09)     (.12)     (.25)     (.12)
From net investment
 income

 From net realized gain         (4.32)     (1.80)    (.12)     (3.40)    (2.24)    (2.51)

 Total distributions            (4.40)     (1.82)    (.21)     (3.52)    (2.49)    (2.63)

Net asset value, end           $ 34.02    $ 31.20   $ 31.09   $ 22.42   $ 25.90   $ 24.65
of period

TOTAL RETURN B, C               25.10%     6.43%     39.98%    (.36)     16.67%    13.30%
                                                              %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 3,604    $ 2,635   $ 2,110   $ 1,230   $ 1,327   $ 1,037
period (in millions)

Ratio of expenses to            .89% A     .83%      .82%      .89%      1.08%     1.17%
average net assets

Ratio of expenses to            .87% A,    .82%      .81%      .88%      1.08%     1.17%
average net assets              E         E         E         E
after expense
reductions

Ratio of net investment         (.22)%     .42%      .35%      .48%      .53%      .59%
income (loss) to               A
average net assets

Portfolio turnover rate         164% A     133%      62%       222%      213%      245%

Average commission             $ .0273
rate F


ANNUALIZED
THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME (LOSS) PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1997 (Unaudited)




19. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity OTC Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
20. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account,
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
21. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,781,442,000 and $2,492,135,000, respectively.
22. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. For the period, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, received sales charges of $320,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .25% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $159,000 for the period.
23. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $6,255,000. The weighted average interest rate was 5.57%.
24. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $83,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $27,000 and $86,000, respectively, under these arrangements.
25. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
All American Communications, Inc.  $ 199 $ - $ - $ 13,834
Datascope Corp.    2,664  -  -  20,871
Heartland Wireless
 Communications, Inc.   1,540  -  -  11,093
Proffitts, Inc.   15,015  4,939  -  52,907
Sinclair Broadcast Group, Inc. Class A   2,247  2,332  -  8,892
TheraTx, Inc.   1,621  10,002  -  -
TOTALS  $ 23,286 $ 17,273 $ - $ 107,597
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE
XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB
SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE